UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.4%)
		Consumer Discretionary (14.8%)
1,432,500		Amazon.com, Inc.#~	$334,202,250
610,000		Coach, Inc.~	30,091,300
585,000	CHF	Compagnie Financière Richemont, SA	33,099,883
740,000		Expedia, Inc.	42,172,600
1,400,000		Francesca’s Holdings Corp.#	43,974,000
1,400,000		Gap, Inc.	41,286,000
870,894		Harman International Industries, Inc.	35,140,573
1,200,000		Michael Kors Holdings, Ltd.#	49,548,000
461,000		Panera Bread Company - Class A#	72,602,890
326,200		Priceline.com, Inc.#	215,859,588
500,000		Ross Stores, Inc.	33,220,000
1,210,000		Starbucks Corp.	54,788,800
855,000		TripAdvisor, Inc.#	31,985,550

			1,017,971,434

		Consumer Staples (4.7%)
430,000		Anheuser-Busch InBev, NV	34,064,600
705,000		Coca-Cola Company	56,964,000
2,700,000		Companhia de Bebidas das Americas~	104,085,000
1,019,000		Mead Johnson Nutrition Company	74,346,240
813,400		Monster Beverage Corp.#	54,066,698

			323,526,538

		Energy (6.8%)
348,000		CNOOC, Ltd.	69,704,400
425,000		Concho Resources, Inc.#	36,231,250
850,000		FMC Technologies, Inc.#	38,352,000
790,000		Helmerich & Payne, Inc.	36,735,000
1,480,000		National Oilwell Varco, Inc.	107,004,000
395,000		Occidental Petroleum Corp.	34,376,850
490,000		Oil States International, Inc.#	35,623,000
1,535,000		Schlumberger, Ltd.	109,384,100

			467,410,600

		Financials (3.3%)
760,000		American Express Company	43,859,600
2,950,000		Discover Financial Services	106,082,000
600,000		IntercontinentalExchange, Inc.#	78,732,000

			228,673,600

		Health Care (11.8%)
520,000		Abbott Laboratories	34,481,200
320,000		Alexion Pharmaceuticals, Inc.#	33,552,000
1,000,000		Align Technology, Inc.#	33,960,000
419,000		Amgen, Inc.	34,609,400
457,830		athenahealth, Inc.#	41,891,445
740,000		Cerner Corp.#	54,700,800
975,000		Cubist Pharmaceuticals, Inc.#	41,983,500
400,000		Edwards Lifesciences Corp.#	40,480,000
430,000		Intuitive Surgical, Inc.#	207,045,000
1,110,000		Johnson & Johnson	76,834,200
575,000		Novo Nordisk, A/S	88,860,500
336,048	DKK	Novo Nordisk, A/S - Class B	51,814,474
274,387		Perrigo Company	31,285,606
111,100		Regeneron Pharmaceuticals, Inc.#	14,959,615
1,119,900		Seattle Genetics, Inc.#	29,296,584

			815,754,324

NUMBER OF SHARES			VALUE

		Industrials (6.3%)
4,000,000	CHF	ABB, Ltd.#	$69,545,771
680,000		Acacia Research Corp.#	19,250,800
1,725,000		AGCO Corp.#	75,624,000
1,244,000		Dover Corp.	67,760,680
1,538,000		Eaton Corp.~	67,425,920
932,300		Fluor Corp.	46,223,434
645,000		Parker-Hannifin Corp.	51,806,400
370,000		Roper Industries, Inc.	36,796,500

			434,433,505

		Information Technology (41.0%)
1,989,000		Accenture, PLC - Class A~	119,936,700
534,350		Apple, Inc.#~	326,359,606
970,000		ASML Holding, NV	55,775,000
1,425,000		Check Point Software Technologies, Ltd.#	69,212,250
475,000		Citrix Systems, Inc.#	34,523,000
1,061,000		Cognizant Technology Solutions Corp. - Class A#	60,232,970
1,170,000		CommVault Systems, Inc.#	56,768,400
1,825,000		eBay, Inc.#	80,847,500
2,750,000		EMC Corp.#~	72,077,500
340,000		F5 Networks, Inc.#	31,749,200
1,550,000		Facebook, Inc.#	33,650,500
3,055,000		Fortinet, Inc.#	73,350,550
473,250		Google, Inc.#	299,553,052
1,100,000		KLA-Tencor Corp.	56,001,000
353,000		MasterCard, Inc. - Class A	154,109,210
1,550,000		Nuance Communications, Inc.#	31,542,500
7,745,000		Oracle Corp.	233,899,000
4,420,000		QUALCOMM, Inc.	263,785,600
1,405,000		Rackspace Hosting, Inc.#	61,651,400
1,015,000		Red Hat, Inc.#	54,464,900
645,000		Salesforce.com, Inc.#	80,212,200
1,865,000		SAP, AG	118,166,400
2,050,000		Skyworks Solutions, Inc.#	59,306,500
975,000		Solarwinds, Inc.#	52,055,250
1,305,000		Teradata Corp.#	88,244,100
2,700,000		TIBCO Software, Inc.#	75,843,000
795,000		VeriSign, Inc.#	35,313,900
1,645,000		VMware, Inc. - Class A#	149,300,200

			2,827,931,388

		Materials (6.7%)
500,000		Agrium, Inc.	47,480,000
1,575,000	GBP	Anglo American, PLC	46,674,488
1,795,000		Barrick Gold Corp.~	59,019,600
740,000		Goldcorp, Inc.	26,669,600
1,310,000		Mosaic Company	76,124,100
780,000		Rio Tinto, PLC	36,043,800
1,225,000		Royal Gold, Inc.	92,708,000
5,100,000		Yamana Gold, Inc.	75,531,000

			460,250,588

		TOTAL COMMON STOCKS (Cost $5,335,882,885)	6,575,951,977

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTION (0.1%)#
	Information Technology (0.1%)
5,345	Apple, Inc. Put, 01/19/13, Strike $535.00 (Cost $23,198,392)	$11,318,037

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.7%)
390,563,737	Fidelity Prime Money Market Fund - Institutional Class (Cost $390,563,737)	390,563,737

TOTAL INVESTMENTS (101.2%) (Cost $5,749,645,014)		6,977,833,751

LIABILITIES, LESS OTHER ASSETS (-1.2%)		(82,965,055)

NET ASSETS (100.0%)		$6,894,868,696

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	Brazilian Real	10/18/12	188,413,000	$90,718,250	$126,977
UBS AG	British Pound Sterling	10/18/12	52,406,000	82,162,683	(291,619)
Goldman Sachs Capital Markets LP	Danish Krone	10/18/12	83,539,000	13,838,706	(43,255)
Northern Trust Company	Danish Krone	10/18/12	689,998,000	114,302,055	(252,799)
Northern Trust Company	European Monetary Unit	10/18/12	52,422,000	64,562,056	(232,923)
UBS AG	European Monetary Unit	10/18/12	37,606,000	46,314,919	(171,793)
Citibank N.A.	Hong Kong Dollar	10/18/12	400,884,000	51,708,953	(16,669)
Barclays Bank PLC	Swiss Franc	10/18/12	90,938,000	93,331,355	(243,968)

					$(1,126,049)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Goldman Sachs Capital Markets LP	Brazilian Real	10/18/12	48,770,000	$23,482,080	$(300,044)

UBS AG	British Pound Sterling	10/18/12	2,800,000	4,389,870	(1,325)

					$(301,369)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $106,548,208.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.4%)
		Consumer Discretionary (24.0%)
5,400	EUR	LVMH Moet Hennessy Louis Vuitton, SA	$812,325
24,500		Marriott International, Inc. - Class A	892,290
18,200		McGraw-Hill Companies, Inc.	854,672
14,380		Nike, Inc. - Class B~	1,342,373
25,250		Omnicom Group, Inc.	1,267,045
21,000		Target Corp.	1,273,650
23,395		Tesla Motors, Inc.#	641,491
25,300		Walt Disney Company~	1,243,242

			8,327,088

		Consumer Staples (16.9%)
23,685		CVS Caremark Corp.	1,071,746
40,500	GBP	Diageo, PLC	1,082,555
11,635		Estee Lauder Companies Inc.	609,441
7,750		Lorillard, Inc.	996,960
13,700		TreeHouse Foods, Inc.#	767,063
17,850		Wal-Mart Stores, Inc.	1,328,576

			5,856,341

		Energy (3.6%)
14,300		Occidental Petroleum Corp.	1,244,529

		Financials (16.6%)
5,851		BlackRock, Inc.	996,191
8,002		Goldman Sachs Group, Inc.	807,402
196,900		Hudson City Bancorp, Inc.	1,250,315
21,900		JPMorgan Chase & Company	788,400
100,000		People’s United Financial, Inc.	1,146,000
23,200		Wells Fargo & Company	784,392

			5,772,700

		Health Care (15.0%)
20,661		Cardinal Health, Inc.	890,282
15,985		Covidien, PLC	893,242
13,100		McKesson Corp.	1,188,563
31,100		Teva Pharmaceutical Industries, Ltd.~	1,271,679
17,730		Thermo Fisher Scientific, Inc.	987,029

			5,230,795

		Industrials (6.1%)
12,000		General Dynamics Corp.	761,280
24,400		Raytheon Company	1,353,712

			2,114,992

		Information Technology (12.2%)
13,316		Accenture, PLC - Class A	802,955
38,000		Adobe Systems, Inc.#	1,173,440
40,810		EMC Corp.#	1,069,630

NUMBER OF SHARES		VALUE

40,350	Microsoft Corp.	$1,189,115

		4,235,140

	TOTAL COMMON STOCKS (Cost $31,713,645)	32,781,585

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.4%)#
	Materials (0.4%)
650	SPDR Gold Trust Put, 08/18/12, Strike $138.00 (Cost $113,137)	140,400

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.0%)
415	Fidelity Prime Money Market Fund - Institutional Class (Cost $415)	415

TOTAL INVESTMENTS (94.8%) (Cost $31,827,197)		32,922,400

OTHER ASSETS, LESS LIABILITIES (5.2%)		1,801,423

NET ASSETS (100.0%)		$34,723,823

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Company	European Monetary Unit	10/18/12	630,000	$775,897	$(2,799)

					$(2,799)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $767,310.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.0%)
		Consumer Discretionary (11.7%)
10,075		Amazon.com, Inc.#	$2,350,497
8,650		Coach, Inc.	426,705
5,150	CHF	Compagnie Financière Richemont, SA	291,392
8,200		Nike, Inc. - Class B	765,470
2,750		Priceline.com, Inc.#~	1,819,785
16,200		Starbucks Corp.	733,536
14,450		TJX Companies, Inc.	639,846
6,900		Yum! Brands, Inc.	447,396

			7,474,627

		Consumer Staples (8.0%)
7,900		Anheuser-Busch InBev, NV	625,838
29,350		Coca-Cola Company~	2,371,480
6,050		Colgate-Palmolive Company	649,528
12,575		Mead Johnson Nutrition Company	917,472
5,116	GBP	SABMiller, PLC	220,589
4,500		Wal-Mart Stores, Inc.	334,935

			5,119,842

		Energy (7.3%)
10,850		Exxon Mobil Corp.	942,323
15,400		Helmerich & Payne, Inc.	716,100
14,550		National Oilwell Varco, Inc.	1,051,965
7,100		Occidental Petroleum Corp.	617,913
18,550		Schlumberger, Ltd.	1,321,873

			4,650,174

		Financials (2.3%)
12,100		American Express Company	698,291
6,500		Franklin Resources, Inc.	747,175

			1,445,466

		Health Care (13.5%)
9,500		Abbott Laboratories	629,945
2,950		Alexion Pharmaceuticals, Inc.#	309,307
13,450		Amgen, Inc.	1,110,970
3,400		Intuitive Surgical, Inc.#	1,637,100
26,450		Johnson & Johnson	1,830,869
19,950		Novo Nordisk, A/S	3,083,073

			8,601,264

		Industrials (5.9%)
11,500		3M Company	1,049,145
32,250		ABB, Ltd.	559,538
8,000		Danaher Corp.	422,480
11,675		Dover Corp.	635,937
19,025		Eaton Corp.	834,056
11,700	JPY	Komatsu, Ltd.	259,556

			3,760,712

		Information Technology (42.0%)
34,700		Accenture, PLC - Class A	2,092,410
4,830		Apple, Inc.#~	2,949,971
18,500		Autodesk, Inc.#	627,520
8,250		Check Point Software Technologies, Ltd.#	400,702
58,350		Cisco Systems, Inc.	930,682
58,000		eBay, Inc.#	2,569,400
52,775		EMC Corp.#	1,383,233

NUMBER OF SHARES			VALUE

13,750		Facebook, Inc.#	$298,513
4,280		Google, Inc.#	2,709,112
3,500		International Business Machines Corp.	685,930
4,700		MasterCard, Inc. - Class A	2,051,879
64,500		Oracle Corp.	1,947,900
38,100		QUALCOMM, Inc.	2,273,808
8,425		Salesforce.com, Inc.#	1,047,733
620	KRW	Samsung Electronics Company, Ltd.	712,703
20,600		SAP, AG	1,305,216
238,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	644,217
5,500		Teradata Corp.#	371,910
10,600		TIBCO Software, Inc.#	297,754
16,750		VMware, Inc. - Class A#	1,520,230

			26,820,823

		Materials (4.3%)
13,750		Barrick Gold Corp.	452,100
26,650		Goldcorp, Inc.	960,466
4,408		Mosaic Company	256,149
11,150		Newmont Mining Corp.	495,840
12,600		Rio Tinto, PLC	582,246

			2,746,801

		TOTAL COMMON STOCKS (Cost $49,636,221)	60,619,709

NUMBER OF CONTRACTS			VALUE

PURCHASED OPTION (0.1%)#
		Information Technology (0.1%)
48		Apple, Inc. Put, 01/19/13, Strike $535.00 (Cost $208,177)	101,640

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (7.0%)
4,459,417		Fidelity Prime Money Market Fund - Institutional Class (Cost $4,459,417)	4,459,417

TOTAL INVESTMENTS (102.1%) (Cost $54,303,815)			65,180,766

LIABILITIES, LESS OTHER ASSETS (-2.1%)			(1,359,409)

NET ASSETS (100.0%)			$63,821,357

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	Brazilian Real	10/18/12	796,000	$383,263	$536
UBS AG	British Pound Sterling	10/18/12	348,000	545,598	(1,936)
Northern Trust Company	Danish Krone	10/18/12	16,815,000	2,785,499	(6,161)
Northern Trust Company	European Monetary Unit	10/18/12	671,000	826,392	(2,981)
UBS AG	European Monetary Unit	10/18/12	323,000	397,801	(1,475)
UBS AG	Japanese Yen	10/18/12	20,296,000	260,013	(2,297)
Citibank N.A.	New Taiwanese Dollar	10/18/12	12,938,000	431,622	177
Northern Trust Company	South Korean Won	10/18/12	484,928,000	426,843	(5,130)
Barclays Bank PLC	Swiss Franc	10/18/12	757,000	776,923	(2,031)

					$(21,298)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Goldman Sachs Capital Markets LP	Brazilian Real	10/18/12	796,000	$383,263	$(4,897)
UBS AG	Japanese Yen	10/18/12	1,326,000	16,987	103

					$(4,794)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $3,256,441.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.5%)
	Consumer Discretionary (11.7%)
36,000	Brunswick Corporation	$791,640
28,000	Francesca’s Holdings Corp.#	879,480
9,800	GNC Holdings, Inc.	377,594
2,600	Panera Bread Company - Class A#	409,474
8,300	TripAdvisor, Inc.#	310,503
21,200	Vera Bradley, Inc.#	483,148
19,500	Wolverine World Wide, Inc.	866,385

		4,118,224

	Consumer Staples (2.3%)
13,800	Fresh Market, Inc.#	812,682

	Energy (6.1%)
16,800	Atwood Oceanics, Inc.#	748,104
5,800	Core Laboratories, NV	647,048
10,200	Oil States International, Inc.#	741,540

		2,136,692

	Financials (5.4%)
17,200	First Cash Financial Services, Inc.#	689,720
26,000	MarketAxess Holdings, Inc.	785,720
11,100	Zillow, Inc.#	418,026

		1,893,466

	Health Care (16.5%)
72,000	Achillion Pharmaceuticals, Inc.#	476,640
17,100	Align Technology, Inc.#	580,716
14,300	Bio-Reference Laboratories, Inc.#	353,925
20,865	Cyberonics, Inc.#	903,454
47,000	HealthStream, Inc.#	1,313,180
59,000	ImmunoGen, Inc.#	952,260
19,300	Jazz Pharmaceuticals, PLC#	927,751
7,000	Salix Pharmaceuticals, Ltd.#	313,740

		5,821,666

	Industrials (16.1%)
27,500	3D Systems Corp.#	1,045,000
9,800	Acacia Research Corp.#	277,438
21,600	Advisory Board Company#	971,784
23,000	Donaldson Company, Inc.	784,990
23,600	Raven Industries, Inc.	772,428
10,300	Wabtec Corp.	815,554
27,100	Westport Innovations, Inc.#	1,019,773

		5,686,967

NUMBER OF SHARES			VALUE

		Information Technology (30.2%)
36,400		Aspen Technology, Inc.#	$851,032
12,500		Cirrus Logic, Inc.#	459,625
19,800		Cognex Corp.~	669,240
14,700		FARO Technologies, Inc.#	632,541
41,300		iGATE Corp.#	656,670
31,000		Jive Software, Inc.#	620,930
28,000		Kenexa Corp.#	666,680
9,800		LinkedIn Corp.#	1,005,970
16,500		Manhattan Associates, Inc.#	770,385
15,600		Netscout Systems, Inc.#	364,416
20,000		NetSuite, Inc.#	1,106,800
17,900		Sourcefire, Inc.#	913,795
31,000		TIBCO Software, Inc.#	870,790
11,500		Ultimate Software Group, Inc.#	1,028,905

			10,617,779

		Materials (8.2%)
68,000	CAD	Alacer Gold Corp.#	403,450
24,400		Allied Nevada Gold Corp.#	630,740
43,200	CAD	Argonaut Gold, Inc.#	357,972
130,300		Graphic Packaging Holding Company#	729,680
58,500		Steel Dynamics, Inc.	754,065

			2,875,907

		TOTAL COMMON STOCKS (Cost $31,668,949)	33,963,383

SHORT TERM INVESTMENT (4.1%)
1,442,763		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,442,763)	1,442,763

TOTAL INVESTMENTS (100.6%) (Cost $33,111,712)			35,406,146

LIABILITIES, LESS OTHER ASSETS (-0.6%)			(194,634)

NET ASSETS (100.0%)			$35,211,512

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $642,200.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.9%)
		Consumer Discretionary (6.0%)
74,000	JPY	Benesse Holdings, Inc.	$3,492,769
105,000	CHF	Compagnie Financière Richemont, SA	5,941,005
33,500	KRW	Hyundai Motor Company	6,959,453
65,196	CHF	Swatch Group, AG	25,846,141
25,121	CHF	Swatch Group, AG	1,750,200
2,390,200	HKD	Wynn Macau, Ltd.	5,065,000

			49,054,568

		Consumer Staples (13.4%)
209,000	EUR	Anheuser-Busch InBev, NV	16,536,719
692,000	BRL	Companhia de Bebidas das Americas	26,546,028
235,000	EUR	Danone, SA	14,284,104
350,000	GBP	Diageo, PLC	9,355,413
140,000	EUR	Heineken, NV	7,585,188
352,000	BRL	Natura Cosméticos, SA	9,234,589
145,000	CHF	Nestlé, SA	8,908,253
202,914	GBP	SABMiller, PLC	8,749,138
1,360,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	7,948,093

			109,147,525

		Energy (8.4%)
286,000	CAD	Ensign Energy Services, Inc.	4,212,215
125,000	CAD	Pacific Rubiales Energy Corp.	2,828,190
300,000	GBP	Petrofac, Ltd.	6,978,483
313,000	NOK	Petroleum Geo-Services, ASA	4,580,201
150,000		Schlumberger, Ltd.	10,689,000
256,000	NOK	StatoilHydro, ASA	6,084,245
509,920	NOK	Subsea 7, SA	10,657,775
116,000	EUR	Technip, SA	12,177,059
355,000	NOK	TGS Nopec Geophysical Company, ASA	10,375,805

			68,582,973

		Financials (0.7%)
1,500,000	GBP	Aberdeen Asset Management, PLC	6,063,105

		Health Care (15.2%)
165,000	CHF	Actelion, Ltd.#	7,524,668
58,000	DKK	Coloplast, A/S - Class B	10,982,199
295,000		Covidien, PLC	16,484,600
165,000	AUD	CSL, Ltd.	7,378,956
8,437,000	MXN	Genomma Lab Internacional, SAB de CV#	17,047,200
491	JPY	M3, Inc.	2,551,023
151,000	CHF	Novartis, AG	8,866,577
261,764	DKK	Novo Nordisk, A/S - Class B	40,360,794
267,000		QIAGEN, NV#	4,701,870
80,200	JPY	Sawai Pharmaceutical Company, Ltd.	8,738,946

			124,636,833

		Industrials (2.5%)
586,000	CHF	ABB, Ltd.#	10,188,455
1,300,000	AUD	Boart Longyear, Ltd.	3,093,755
86,500	EUR	Siemens, AG	7,329,923

			20,612,133

NUMBER OF SHARES			VALUE

		Information Technology (30.6%)
532,500		Accenture, PLC - Class A~	$32,109,750
250,000		Allot Communications, Ltd.#	6,145,000
202,000	EUR	ASML Holding, NV	11,666,944
220,000	GBP	Aveva Group, PLC	6,144,895
500,000	TWD	Catcher Technology Company, Ltd.	2,388,436
336,000		Check Point Software Technologies, Ltd.#~	16,319,520
315,000	BRL	Cielo, SA	9,183,145
78,000	EUR	Dassault Systemes, SA	7,693,296
350,000	EUR	Dialog Semiconductor, PLC#	6,701,982
650,000	INR	HCL Technologies Ltd.	6,040,008
2,700,000	TWD	Hon Hai Precision Industry Company, Ltd.	7,522,355
85,000	EUR	Ingenico, SA	4,545,859
182,000		Mellanox Technologies, Ltd.#	19,084,520
142,000		Nice-Systems, Ltd.#	5,112,000
5,500,000	TWD	Pegatron Corp.	7,129,602
1,600,000	TWD	Quanta Computer, Inc.	4,138,892
1,400,000	TWD	Radiant Opto-Electronics Corp.	5,432,274
8,000	KRW	Samsung Electronics Company, Ltd.	9,196,171
624,000	EUR	SAP, AG	39,600,836
11,515,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	31,168,721
415,000	INR	Tata Consultancy Services, Ltd.	9,230,255
200,000	BRL	Totvs, SA	3,689,244

			250,243,705

		Materials (17.3%)
186,000	GBP	Anglo American, PLC	5,512,035
375,000	ZAR	AngloGold Ashanti, Ltd.	12,691,748
451,000	CAD	Barrick Gold Corp.	14,845,201
10,700	CHF	Givaudan, SA#	10,398,906
470,000	CAD	Goldcorp, Inc.	16,965,648
663,000	AUD	Newcrest Mining, Ltd.	16,213,869
65,000	CAD	Potash Corp. of Saskatchewan, Inc.	2,877,798
132,000	GBP	Rio Tinto, PLC	6,078,851
51,600	CHF	Syngenta, AG	17,594,676
185,000	CAD	Teck Resources, Ltd. - Class B	5,189,261
1,197,000	CAD	Yamana Gold, Inc.	17,748,806
321,600	NOK	Yara International, ASA	15,186,080

			141,302,879

		Telecommunication Services (0.8%)
316,000	CLP	ENTEL, SA	6,213,892

		TOTAL COMMON STOCKS (Cost $750,528,279)	775,857,613

SHORT TERM INVESTMENT (7.4%)
60,603,297		Fidelity Prime Money Market Fund - Institutional Class (Cost $60,603,297)	60,603,297

TOTAL INVESTMENTS (102.3%) (Cost $811,131,576)			836,460,910

LIABILITIES, LESS OTHER ASSETS (-2.3%)			(19,007,483)

NET ASSETS (100.0%)			$817,453,427

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,104,861.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JULY 31, 2012 (UNAUDITED)

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$171,249,557	20.5%
European Monetary Unit	128,121,910	15.3%
Swiss Franc	97,018,881	11.6%
Canadian Dollar	64,667,119	7.7%
New Taiwanese Dollar	57,780,280	6.9%
Danish Krone	51,342,993	6.1%
British Pound Sterling	48,881,920	5.9%
Brazilian Real	48,653,006	5.8%
Norwegian Krone	46,884,106	5.6%
Australian Dollar	26,686,580	3.2%
Mexican Peso	17,047,200	2.0%
South Korean Won	16,155,624	1.9%
Indian Rupee	15,270,263	1.8%
Japanese Yen	14,782,738	1.8%
Hong Kong Dollar	13,013,093	1.6%
South African Rand	12,691,748	1.5%
Chilean Peso	6,213,892	0.8%

Total Investments	$836,460,910	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (21.1%)
		Consumer Staples (0.3%)
7,000,000	ZAR	Shoprite Investments Pty, Ltd. 6.500%, 04/03/17	$981,966

		Energy (5.6%)
2,802,800	EUR	Cgg Veritas 1.750%, 01/01/16	1,113,880
41,800,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	6,306,627
5,700,000		Subsea 7, SA 2.250%, 10/11/13	6,375,451
2,000,000	EUR	Technip, SA 0.250%, 01/01/17	2,737,639
1,140,000	EUR	0.500%, 01/01/16	1,421,100

			17,954,697

		Financials (1.9%)
7,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	6,271,094

		Health Care (0.5%)
10,380,000	SEK	Elekta, AB 2.750%, 04/25/17	1,669,849

		Industrials (0.8%)
2,750,000		Siemens AG 1.050%, 08/16/17	2,692,965

		Information Technology (6.3%)
157,500,000	TWD	Catcher Technology Company, Ltd. 0.000%, 04/27/16	5,450,863
1,985,000		Intel Corp. 3.250%, 08/01/39	2,632,606
5,400,000		Pegatron Corp. 0.000%, 02/06/17	5,879,351
3,000,000		Radiant Opto-Electronics Corp. 0.000%, 07/21/16	3,135,000
3,500,000		United Microelectronics Corp. 0.000%, 05/24/16	3,329,375

			20,427,195

		Materials (4.2%)
5,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	6,335,125
1,680,000		Goldcorp, Inc. 2.000%, 08/01/14	1,879,500
		Newmont Mining Corp.
2,880,000		1.625%, 07/15/17	3,661,200
1,475,000		1.250%, 07/15/14	1,764,469

			13,640,294

		Telecommunication Services (1.5%)
4,600,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	4,745,094

		TOTAL CONVERTIBLE BONDS (Cost $70,769,177)	68,383,154

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (0.5%)
		Materials (0.5%)
40,000		AngloGold Ashanti, Ltd. 6.000% (Cost $1,701,935)	$1,639,600

COMMON STOCKS (73.1%)
		Consumer Discretionary (4.0%)
2,466,000	INR	DISH TV India, Ltd.#	3,058,211
23,700	KRW	Hyundai Motor Company	4,923,553
6,200	CHF	Swatch Group, AG	2,457,913
1,124,800	HKD	Wynn Macau, Ltd.	2,383,529

			12,823,206

		Consumer Staples (20.9%)
1,150,000	HKD	AAC Technologies Holdings, Inc.	3,337,401
750,000	HKD	Biostime International Holdings, Ltd.	1,673,902
69,000		Coca-Cola Company~	5,575,200
90,000	INR	Colgate-Palmolive India, Ltd.	1,867,064
364,500	BRL	Companhia de Bebidas das Americas	13,982,698
91,000	EUR	Danone, SA	5,531,291
133,000	GBP	Diageo, PLC	3,555,057
514,000	INR	Hindustan Unilever, Ltd.	4,310,871
1,270,000	INR	ITC, Ltd.	5,878,790
36,500		Mead Johnson Nutrition Company	2,663,040
231,500	BRL	Natura Cosméticos, SA	6,073,316
21,200	INR	Nestlé India, Ltd.	1,707,329
40,000	CHF	Nestlé, SA	2,457,449
74,142	GBP	SABMiller, PLC	3,196,815
1,036,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	6,054,577

			67,864,800

		Energy (7.9%)
3,100,000	HKD	CNOOC, Ltd.	6,218,773
80,000		National Oilwell Varco, Inc.	5,784,000
32,000		Occidental Petroleum Corp.	2,784,960
110,000	CAD	Pacific Rubiales Energy Corp.	2,488,807
102,000	GBP	Petrofac, Ltd.	2,372,684
35,000	ZAR	Sasol, Ltd.	1,451,914
65,000		Schlumberger, Ltd.	4,631,900

			25,733,038

		Health Care (7.5%)
11,000	DKK	Coloplast, A/S - Class B	2,082,831
3,953,000	MXN	Genomma Lab Internacional, SAB de CV#	7,987,150
91,800	DKK	Novo Nordisk, A/S - Class B	14,154,432

			24,224,413

		Industrials (1.1%)
145,000	CHF	ABB, Ltd.#	2,521,034
130,000	HKD	Hutchison Whampoa, Ltd.	1,165,323

			3,686,357

		Information Technology (21.5%)
8,900		Apple, Inc.#	5,435,764
41,000		Check Point Software Technologies, Ltd.#~	1,991,370
179,000	BRL	Cielo, SA	5,218,358

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

465,000	INR	HCL Technologies Ltd.	$4,320,929
1,700,000	TWD	Hon Hai Precision Industry Company, Ltd.	4,736,298
3,500	KRW	NHN Corp.	848,220
144,500		QUALCOMM, Inc.	8,623,760
1,400,000	TWD	Quanta Computer, Inc.	3,621,531
8,500	KRW	Samsung Electronics Company, Ltd.	9,770,931
1,190,000	CLP	Sonda, SA	3,564,454
5,065,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	13,711,663
216,000	INR	Tata Consultancy Services, Ltd.	4,804,181
160,000	BRL	Totvs, SA	2,951,396

			69,598,855

		Materials (8.0%)
15,500	GBP	Anglo American, PLC	459,336
180,000	CAD	Argonaut Gold, Inc.#	1,491,549
178,300	CAD	Barrick Gold Corp.	5,868,956
1,600	CHF	Givaudan, SA#	1,554,976
72,000	CAD	Goldcorp, Inc.	2,598,993
26,000		Newmont Mining Corp.	1,156,220
57,200	GBP	Rio Tinto, PLC	2,634,169
487,500	CAD	Yamana Gold, Inc.	7,228,524
62,000	NOK	Yara International, ASA	2,927,665

			25,920,388

		Telecommunication Services (2.2%)
330,000	HKD	China Mobile, Ltd.	3,850,780
165,500	CLP	ENTEL, SA	3,254,427

			7,105,207

		TOTAL COMMON STOCKS (Cost $227,723,905)	236,956,264

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.0%)#
		Information Technology (0.0%)
		Apple, Inc.
57		Put, 01/19/13, Strike $525.00	105,592
35		Put, 01/19/13, Strike $480.00	34,650

		TOTAL PURCHASED OPTIONS (Cost $376,629)	140,242

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (6.2%)
20,255,407	Fidelity Prime Money Market Fund - Institutional Class (Cost $20,255,407)	$20,255,407

TOTAL INVESTMENTS (100.9%) (Cost $320,827,053)		327,374,667

LIABILITIES, LESS OTHER ASSETS (-0.9%)		(2,998,304)

NET ASSETS (100.0%)		$324,376,363

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $848,625.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JULY 31, 2012 (UNAUDITED)

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$103,111,599	31.5%
Hong Kong Dollar	30,990,912	9.5%
Brazilian Real	28,225,768	8.6%
New Taiwanese Dollar	27,520,355	8.4%
Indian Rupee	25,947,375	7.9%
Canadian Dollar	19,676,829	6.0%
Danish Krone	16,237,263	5.0%
South Korean Won	15,542,704	4.8%
British Pound Sterling	12,218,061	3.7%
European Monetary Unit	10,803,910	3.3%
Swiss Franc	8,991,372	2.8%
Mexican Peso	7,987,150	2.4%
Chilean Peso	6,818,881	2.1%
Singapore Dollar	6,271,094	1.9%
Norwegian Krone	2,927,665	0.9%
South African Rand	2,433,880	0.7%
Swedish Krona	1,669,849	0.5%

Total Investments	$327,374,667	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.3%)
		Consumer Discretionary (7.4%)
30,100		Amazon.com, Inc.#	$7,022,330
36,500	CHF	Compagnie Financière Richemont, SA	2,065,207
25,000		DIRECTV - Class A#	1,241,500
9,500	KRW	Hyundai Motor Company	1,973,576
1,400		Priceline.com, Inc.#	926,436
17,850	CHF	Swatch Group, AG	7,076,410
37,200		TripAdvisor, Inc.#	1,391,652
429,800	HKD	Wynn Macau, Ltd.	910,776

			22,607,887

		Consumer Staples (9.1%)
70,000	EUR	Anheuser-Busch InBev, NV	5,538,614
51,000		Coca-Cola Company	4,120,800
221,000	BRL	Companhia de Bebidas das Americas	8,477,850
35,000	EUR	Heineken, NV	1,896,297
35,500		Mead Johnson Nutrition Company	2,590,080
39,500	CHF	Nestlé, SA	2,426,731
61,889	GBP	SABMiller, PLC	2,668,497

			27,718,869

		Energy (6.3%)
15,500		Apache Corp.	1,334,860
47,100		National Oilwell Varco, Inc.	3,405,330
28,600		Occidental Petroleum Corp.	2,489,058
80,000	GBP	Petrofac, Ltd.	1,860,929
26,800		Schlumberger, Ltd.	1,909,768
95,076	NOK	Subsea 7, SA	1,987,172
35,150	EUR	Technip, SA	3,689,859
89,000	NOK	TGS Nopec Geophysical Company, ASA	2,601,258

			19,278,234

		Financials (1.7%)
24,500		American Express Company	1,413,895
22,000		Franklin Resources, Inc.	2,528,900
22,900		T. Rowe Price Group, Inc.	1,391,175

			5,333,970

		Health Care (16.4%)
79,800		Amgen, Inc.	6,591,480
13,800	DKK	Coloplast, A/S - Class B	2,613,006
84,000		Covidien, PLC	4,693,920
35,000	AUD	CSL, Ltd.	1,565,233
81,000		Cubist Pharmaceuticals, Inc.#	3,487,860
1,957,000	MXN	Genomma Lab Internacional, SAB de CV#	3,954,175
18,650		Intuitive Surgical, Inc.#	8,979,975
45,000		Johnson & Johnson	3,114,900
99,700	DKK	Novo Nordisk, A/S - Class B	15,372,515

			50,373,064

		Industrials (1.3%)
191,500	CHF	ABB, Ltd.#	3,329,504
300,000	AUD	Boart Longyear, Ltd.	713,943

			4,043,447

NUMBER OF SHARES			VALUE

		Information Technology (38.6%)
143,900		Accenture, PLC - Class A	$8,677,170
55,000		Allot Communications, Ltd.#	1,351,900
24,275		Apple, Inc.#~	14,826,199
68,000	EUR	ASML Holding, NV	3,927,486
86,000	GBP	Aveva Group, PLC	2,402,095
77,700		Check Point Software Technologies, Ltd.#~	3,773,889
55,000	EUR	Dialog Semiconductor, PLC#	1,053,168
121,000		eBay, Inc.#	5,360,300
75,000		EMC Corp.#	1,965,750
19,450		F5 Networks, Inc.#	1,816,241
30,000		Facebook, Inc.#	651,300
13,675		Google, Inc.#~	8,655,865
6,800		MasterCard, Inc. - Class A	2,968,676
51,700		Mellanox Technologies, Ltd.#	5,421,262
123,500		Oracle Corp.	3,729,700
173,200		QUALCOMM, Inc.	10,336,576
39,700		Salesforce.com, Inc.#	4,937,092
2,900	KRW	Samsung Electronics Company, Ltd.	3,333,612
204,300	EUR	SAP, AG	12,965,466
39,300		Solarwinds, Inc.#	2,098,227
2,775,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,511,351
30,000		Teradata Corp.#	2,028,600
41,000		TIBCO Software, Inc.#	1,151,690
36,000		VeriSign, Inc.#	1,599,120
64,200		VMware, Inc. - Class A#	5,826,792

			118,369,527

		Materials (13.5%)
33,000	GBP	Anglo American, PLC	977,942
157,650		Barrick Gold Corp.	5,183,532
1,550	CHF	Givaudan, SA#	1,506,384
161,500	CAD	Goldcorp, Inc.	5,829,685
23,898		Mosaic Company	1,388,713
259,100	AUD	Newcrest Mining, Ltd.	6,336,370
125,000		Newmont Mining Corp.	5,558,750
21,500	GBP	Rio Tinto, PLC	990,116
9,100	CHF	Syngenta, AG	3,102,937
480,100	CAD	Yamana Gold, Inc.	7,118,798
73,800	NOK	Yara International, ASA	3,484,865

			41,478,092

		TOTAL COMMON STOCKS (Cost $275,698,505)	289,203,090

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.2%)#
	Information Technology (0.2%)
	Apple, Inc.
185	Put, 01/19/13, Strike $535.00	391,737
21	Put, 01/19/13, Strike $480.00	20,790

	TOTAL PURCHASED OPTIONS (Cost $894,549)	412,527

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (8.3%)
25,476,523	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,476,523)	$25,476,523

TOTAL INVESTMENTS (102.8%) (Cost $302,069,577)		315,092,140

LIABILITIES, LESS OTHER ASSETS (-2.8%)		(8,475,789)

NET ASSETS (100.0%)		$306,616,351

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Barclays Bank PLC	Australian Dollar	10/18/12	911,000	$950,708	$(10,813)
UBS AG	Australian Dollar	10/18/12	6,696,000	6,987,864	(187,199)
Citibank N.A.	Brazilian Real	10/18/12	15,521,000	7,473,147	10,460
Barclays Bank PLC	British Pound Sterling	10/18/12	472,000	740,007	1,374
UBS AG	British Pound Sterling	10/18/12	3,367,000	5,278,818	(18,736)
UBS AG	Canadian Dollar	10/18/12	8,130,000	8,093,262	(101,236)
Northern Trust Company	Danish Krone	10/18/12	92,183,000	15,270,633	(33,774)
Northern Trust Company	European Monetary Unit	10/18/12	19,456,000	23,961,683	(86,447)
UBS AG	European Monetary Unit	10/18/12	2,291,000	2,821,557	(10,466)
Citibank N.A.	Hong Kong Dollar	10/18/12	5,153,000	664,672	(214)
Citibank N.A.	Mexican Peso	10/18/12	24,414,000	1,822,384	263
Citibank N.A.	New Taiwanese Dollar	10/18/12	117,503,000	3,919,993	1,610
Goldman Sachs Capital Markets LP	Norwegian Krone	10/18/12	6,538,000	1,081,513	1,142
UBS AG	Norwegian Krone	10/18/12	25,050,000	4,143,761	(42,807)
Northern Trust Company	South Korean Won	10/18/12	3,209,340,000	2,824,925	(33,951)
Barclays Bank PLC	Swiss Franc	10/18/12	14,171,000	14,543,960	(38,018)
Citibank N.A.	Swiss Franc	10/18/12	1,720,000	1,765,268	(6,388)

					$(555,200)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Goldman Sachs Capital Markets LP	Brazilian Real	10/18/12	5,068,000	$2,440,172	$(31,179)

					$(31,179)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,893,656.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JULY 31, 2012 (UNAUDITED)

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$183,830,313	58.3%
European Monetary Unit	29,070,890	9.2%
Swiss Franc	19,507,173	6.2%
Danish Krone	17,985,521	5.7%
Canadian Dollar	12,948,483	4.1%
British Pound Sterling	8,899,579	2.8%
Australian Dollar	8,615,546	2.7%
Brazilian Real	8,477,850	2.7%
Norwegian Krone	8,073,295	2.6%
New Taiwanese Dollar	7,511,351	2.4%
South Korean Won	5,307,188	1.7%
Mexican Peso	3,954,175	1.3%
Hong Kong Dollar	910,776	0.3%

Total Investments	$315,092,140	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (31.5%)
		Consumer Discretionary (3.1%)
23,113,000		International Game Technology 3.250%, 05/01/14	$24,326,432
27,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	23,861,250
31,980,000		Omnicom Group, Inc. 0.000%, 07/01/38	35,178,000
47,500,000		Priceline.com, Inc.* 1.000%, 03/15/18	50,943,750

			134,309,432

		Energy (1.7%)
21,650,000		Chesapeake Energy Corp. 2.500%, 05/15/37	19,052,000
23,500,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	25,321,250
		Technip, SA
19,005,900	EUR	0.250%, 01/01/17	26,015,651
4,298,700	EUR	0.500%, 01/01/16	5,358,669

			75,747,570

		Financials (0.9%)
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	18,672,905
27,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	22,994,013

			41,666,918

		Health Care (8.1%)
56,634,000		Amgen, Inc.~ 0.375%, 02/01/13	62,934,533
50,000,000		Gilead Sciences, Inc. 1.625%, 05/01/16	68,375,000
20,000,000		Hologic, Inc.‡ 2.000%, 12/15/37	21,750,000
23,500,000		Medicines Company* 1.375%, 06/01/17	26,143,750
		Medicis Pharmaceutical
22,500,000		1.375%, 06/01/17	22,584,375
8,250,000		2.500%, 06/04/32	10,085,625
41,500,000		Medtronic, Inc. 1.625%, 04/15/13	41,966,875
23,500,000		Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	23,881,875
40,000,000		Shire, PLC 2.750%, 05/09/14	45,510,071
32,000,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	34,280,000

			357,512,104

		Industrials (1.5%)
33,000,000		AGCO Corp.~ 1.250%, 12/15/36	40,383,750
25,000,000		Siemens AG 1.050%, 08/16/17	24,481,497

			64,865,247

PRINCIPAL AMOUNT		VALUE

	Information Technology (12.7%)
37,715,000	Electronic Arts, Inc. 0.750%, 07/15/16	$33,613,494
98,780,000	EMC Corp. 1.750%, 12/01/13	164,468,700
	Intel Corp.
33,345,000	3.250%, 08/01/39	44,223,806
23,256,000	2.950%, 12/15/35	26,511,840
	Lam Research Corp.
31,000,000	0.500%, 05/15/16	30,031,250
26,933,000	1.250%, 05/15/18	26,360,674
22,000,000	Linear Technology Corp. 3.000%, 05/01/27	23,100,000
45,000,000	Microsoft Corp.* 0.000%, 06/15/13	47,250,000
60,000,000	Nuance Communications, Inc.* 2.750%, 11/01/31	63,375,000
13,000,000	Salesforce.com, Inc. 0.750%, 01/15/15	20,572,500
31,500,000	SanDisk Corp. 1.500%, 08/15/17	35,161,875
45,180,000	TIBCO Software, Inc.* 2.250%, 05/01/32	44,841,150

		559,510,289

	Materials (3.5%)
50,200,000	Goldcorp, Inc. 2.000%, 08/01/14	56,161,250
	Newmont Mining Corp.
33,689,000	1.250%, 07/15/14	40,300,466
28,500,000	1.625%, 07/15/17	36,230,625
21,500,000	Royal Gold, Inc. 2.875%, 06/15/19	22,333,125

		155,025,466

	TOTAL CONVERTIBLE BONDS (Cost $1,315,367,552)	1,388,637,026

SYNTHETIC CONVERTIBLE SECURITIES (15.7%)
Corporate Bonds (5.4%)
	Consumer Discretionary (2.8%)
22,600,000	Dish Network Corp.* 5.875%, 07/15/22	23,391,000
23,500,000	Expedia, Inc. 5.950%, 08/15/20	25,217,074
23,500,000	Gap, Inc. 5.950%, 04/12/21	24,884,644
11,000,000	Hanesbrands, Inc. 6.375%, 12/15/20	11,811,250
12,500,000	J.C. Penney Company, Inc. 7.650%, 08/15/16	12,171,875
23,000,000	Limited Brands, Inc. 5.625%, 02/15/22	24,207,500

		121,683,343

	Energy (1.1%)
25,000,000	Continental Resources, Inc.* 5.000%, 09/15/22	26,125,000
20,555,000	Oil States International, Inc. 6.500%, 06/01/19	21,736,912

		47,861,912

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Financials (0.4%)
5,205,000		Legg Mason, Inc.* 5.500%, 05/21/19	$5,537,350
12,000,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	12,750,000

			18,287,350

		Health Care (0.3%)
10,750,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	11,932,500

		Industrials (0.3%)
9,941,000		Actuant Corp.* 5.625%, 06/15/22	10,288,935
2,760,000		Clean Harbors, Inc.* 5.250%, 08/01/20	2,860,050

			13,148,985

		Information Technology (0.5%)
11,925,000		Anixter, Inc. 5.625%, 05/01/19	12,431,812
10,750,000		Seagate Technology 6.875%, 05/01/20	11,650,313

			24,082,125

		TOTAL CORPORATE BONDS	236,996,215

Sovereign Bonds (10.1%)
9,700,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	49,012,028
		Government of Canada
75,000,000	CAD	2.000%, 12/01/14	76,270,629
13,000,000	CAD	2.000%, 06/01/16	13,330,817
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	22,488,647
25,000,000	NZD	6.500%, 04/15/13	20,812,773
		Government of Singapore
55,000,000	SGD	1.375%, 10/01/14	45,327,664
48,043,000	SGD	2.375%, 04/01/17	42,008,940
7,249,000	SGD	1.125%, 04/01/16	6,011,957
		Kingdom of Norway
240,000,000	NOK	4.250%, 05/19/17	45,289,645
100,000,000	NOK	5.000%, 05/15/15	18,265,796
97,000,000	NOK	6.500%, 05/15/13	16,741,828
560,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	88,592,673

		TOTAL SOVEREIGN BONDS	444,153,397

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.2%)#
		Energy (0.0%)
6,750		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	175,500

		Information Technology (0.2%)
645		Apple, Inc. Call, 01/18/14, Strike $600.00	6,461,287

		TOTAL PURCHASED OPTIONS	6,636,787

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $666,952,481)	$687,786,399

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (6.1%)
		Energy (3.2%)
1,552,000		Apache Corp.~ 6.000%	$75,380,640
76,100		Chesapeake Energy Corp.* 5.750%	67,161,750

			142,542,390

		Financials (1.8%)
690,000		Affiliated Managers Group, Inc. 5.150%	30,791,250
41,000		Wells Fargo & Company 7.500%	47,437,000

			78,228,250

		Industrials (1.1%)
900,000		United Technologies Corp. 7.500%	47,475,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $276,449,425)	268,245,640

COMMON STOCKS (44.1%)
		Consumer Discretionary (1.9%)
350,000		Amazon.com, Inc.~#	81,655,000

		Consumer Staples (3.8%)
1,425,000		Coca-Cola Company~	115,140,000
690,000		Mead Johnson Nutrition Company	50,342,400

			165,482,400

		Energy (4.3%)
1,100,000		Helmerich & Payne, Inc.	51,150,000
425,000		National Oilwell Varco, Inc.	30,727,500
480,000		Occidental Petroleum Corp.	41,774,400
950,000		Schlumberger, Ltd.	67,697,000

			191,348,900

		Financials (2.7%)
375,000		Franklin Resources, Inc.	43,106,250
1,275,000		T. Rowe Price Group, Inc.	77,456,250

			120,562,500

		Health Care (5.6%)
300,000		Biogen Idec, Inc.#	43,749,000
925,000		Johnson & Johnson	64,028,500
1,850,000		Merck & Company, Inc.	81,714,500
360,000	DKK	Novo Nordisk, A/S - Class B	55,507,579

			244,999,579

		Industrials (1.9%)
765,000		Dover Corp.	41,669,550
1,000,000		Eaton Corp.	43,840,000

			85,509,550

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (20.3%)
1,100,000	Accenture, PLC - Class A	$66,330,000
3,000,000	Cisco Systems, Inc.~	47,850,000
2,750,000	Dell, Inc.~#	32,670,000
3,120,000	eBay, Inc.~#	138,216,000
1,575,000	Intel Corp.	40,477,500
130,000	MasterCard, Inc. - Class A	56,754,100
2,880,325	Microsoft Corp.	84,883,178
4,500,000	Oracle Corp.	135,900,000
1,910,000	QUALCOMM, Inc.	113,988,800
830,000	SAP, AG	52,588,800
1,100,000	Teradata Corp.#	74,382,000
3,150,000	Yahoo!, Inc.~#	49,896,000

		893,936,378

	Materials (3.6%)
1,750,000	Barrick Gold Corp.	57,540,000
635,876	Mosaic Company	36,950,754
4,200,000	Yamana Gold, Inc.	62,202,000

		156,692,754

	TOTAL COMMON STOCKS (Cost $1,600,304,495)	1,940,187,061

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.2%)#
	Information Technology (0.2%)
61,000	EMC Corp. Put, 10/20/12, Strike $25.00	6,069,500
1,520	Salesforce.com, Inc. Put, 01/18/14, Strike $120.00	3,849,400

	TOTAL PURCHASED OPTIONS (Cost $12,015,355)	9,918,900

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (2.2%)
97,369,207	Fidelity Prime Money Market Fund - Institutional Class (Cost $97,369,207)	97,369,207

TOTAL INVESTMENTS (99.8%) (Cost $3,968,458,515)		4,392,144,233

OTHER ASSETS, LESS LIABILITIES (0.2%)		10,225,797

NET ASSETS (100.0%)		$4,402,370,030

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-0.1%)#
	Information Technology (-0.1%)
12,500	EMC Corp. Call, 01/18/14, Strike $30.00	$(3,143,750)

1,520	Salesforce.com, Inc. Put, 01/18/14, Strike $85.00	(1,679,600)

	TOTAL WRITTEN OPTIONS (Premium $5,103,155)	(4,823,350)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	British Pound Sterling	10/18/12	31,246,000	$48,987,810	$(173,872)
Goldman Sachs Capital Markets LP	Danish Krone	10/18/12	32,911,000	5,451,893	(17,041)
Northern Trust Company	Danish Krone	10/18/12	272,242,000	45,098,421	(99,743)
Northern Trust Company	European Monetary Unit	10/18/12	70,999,000	87,441,177	(315,464)

					$(606,120)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $336,347,275 or 7.6% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $60,919,497.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (33.7%)
		Consumer Discretionary (2.7%)
10,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	$8,837,500
15,100,000		Omnicom Group, Inc. 0.000%, 07/01/38	16,610,000
18,000,000		Priceline.com, Inc.* 1.000%, 03/15/18	19,305,000

			44,752,500

		Consumer Staples (3.4%)
1,260,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	16,347,446
		Unicharm Corp.
2,060,000,000	JPY	0.000%, 09/24/15	30,719,738
640,000,000	JPY	0.000%, 09/24/13	9,329,427

			56,396,611

		Energy (4.1%)
14,808,300	EUR	Cgg Veritas 1.750%, 01/01/16	5,885,068
21,600,000		Subsea 7, SA 2.250%, 10/11/13	24,159,602
		Technip, SA
21,350,000	EUR	0.500%, 01/01/16	26,614,463
7,041,200	EUR	0.250%, 01/01/17	9,638,133

			66,297,266

		Financials (3.3%)
13,400,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	14,539,000
3,730,000		Leucadia National Corp. 3.750%, 04/15/14	4,158,950
41,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	34,700,056

			53,398,006

		Health Care (7.8%)
15,000,000		Amgen, Inc. 0.375%, 02/01/13	16,668,750
52,000,000	SEK	Elekta, AB 2.750%, 04/25/17	8,365,332
12,250,000		Gilead Sciences, Inc. 1.625%, 05/01/16	16,751,875
		Medicis Pharmaceutical
4,100,000		1.375%, 06/01/17	4,115,375
3,000,000		2.500%, 06/04/32	3,667,500
1,900,000		QIAGEN, NV 3.250%, 05/16/26	2,244,375
1,270,000,000	JPY	Sawai Pharmaceutical Company, Ltd. 0.000%, 09/17/15	17,433,573
36,300,000		Shire, PLC 2.750%, 05/09/14	41,300,390
7,725,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	8,275,406

PRINCIPAL AMOUNT			VALUE

5,800,000	EUR	UCB, SA 4.500%, 10/22/15	$8,819,932

			127,642,508

		Industrials (1.1%)
17,750,000		Siemens AG 1.050%, 08/16/17	17,381,863

		Information Technology (6.8%)
4,000,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	4,188,231
14,300,000		EMC Corp. 1.750%, 12/01/13	23,809,500
8,800,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 10/12/13	8,693,161
12,000,000		Intel Corp. 3.250%, 08/01/39	15,915,000
8,100,000		Linear Technology Corp. 3.000%, 05/01/27	8,505,000
15,600,000		Microsoft Corp.* 0.000%, 06/15/13	16,380,000
16,300,000		Nuance Communications, Inc.* 2.750%, 11/01/31	17,216,875
17,000,000		TIBCO Software, Inc.* 2.250%, 05/01/32	16,872,500

			111,580,267

		Materials (4.5%)
14,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	15,032,500
22,000,000		Goldcorp, Inc. 2.000%, 08/01/14	24,612,500
		Newmont Mining Corp.
18,600,000		1.625%, 07/15/17	23,645,250
8,300,000		1.250%, 07/15/14	9,928,875

			73,219,125

		TOTAL CONVERTIBLE BONDS (Cost $543,758,792)	550,668,146

SYNTHETIC CONVERTIBLE SECURITIES (14.2%)
Corporate Bonds (3.2%)
		Consumer Discretionary (1.1%)
25,000,000	CNY	BSH Bosch und Siemens Hausgerate, GmbH 2.375%, 09/29/14	3,904,651
4,400,000		Expedia, Inc. 5.950%, 08/15/20	4,721,495
4,500,000		Gap, Inc. 5.950%, 04/12/21	4,765,144
4,400,000		Limited Brands, Inc. 5.625%, 02/15/22	4,631,000

			18,022,290

		Consumer Staples (0.3%)
27,000,000	CNY	Tesco, PLC 1.750%, 09/01/14	4,196,430

		Energy (0.5%)
4,500,000		Continental Resources, Inc.* 5.000%, 09/15/22	4,702,500

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

4,100,000		Oil States International, Inc. 6.500%, 06/01/19	$4,335,750

			9,038,250

		Financials (1.0%)
		Caterpillar, Inc.
100,000,000	CNY	1.350%, 07/12/13	15,504,707
5,500,000	CNY	2.000%, 12/01/12	863,083

			16,367,790

		Telecommunication Services (0.3%)
28,000,000	CNY	America Movil, SAB de CV 3.500%, 02/08/15	4,455,123

		TOTAL CORPORATE BONDS	52,079,883

Sovereign Bonds (10.8%)
		Federative Republic of Brazil
2,640,000	BRL	10.000%, 01/01/14	13,339,356
800,000	BRL	10.000%, 01/01/13	3,977,658
		Government of Canada
27,000,000	CAD	2.000%, 12/01/14	27,457,426
14,100,000	CAD	2.000%, 06/01/16	14,458,809
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	8,819,077
7,800,000	NZD	6.500%, 04/15/13	6,493,585
		Government of Singapore
19,800,000	SGD	1.375%, 10/01/14	16,317,959
17,628,000	SGD	2.375%, 04/01/17	15,413,975
4,404,000	SGD	1.125%, 04/01/16	3,652,457
		Kingdom of Norway
112,500,000	NOK	4.250%, 05/19/17	21,229,521
32,000,000	NOK	5.000%, 05/15/15	5,845,055
30,000,000	NOK	6.500%, 05/15/13	5,177,885
213,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	33,696,856

		TOTAL SOVEREIGN BONDS	175,879,619

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.2%)#
		Information Technology (0.2%)
235		Apple, Inc. Call, 01/18/14, Strike $600.00	2,354,113
610		VMware, Inc. Class A Call, 01/18/14, Strike $110.00	738,100

		TOTAL PURCHASED OPTIONS	3,092,213

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $222,911,018)	231,051,715

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (2.6%)
		Energy (1.4%)
149,000		Apache Corp.~ 6.000%	7,236,930

NUMBER OF SHARES			VALUE

17,400		Chesapeake Energy Corp.* 5.750%	$15,385,625

			22,622,555

		Materials (0.5%)
195,000		AngloGold Ashanti, Ltd. 6.000%	7,993,050

		Utilities (0.7%)
245,000		NextEra Energy, Inc. 5.599%	12,715,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,704,189)	43,331,105

COMMON STOCKS (45.3%)
		Consumer Discretionary (2.8%)
106,707	CHF	Swatch Group, AG	42,302,660
50,420	CHF	Swatch Group, AG	3,512,802

			45,815,462

		Consumer Staples (8.0%)
535,000		Coca-Cola Company~	43,228,000
473,500	EUR	Danone, SA	28,780,950
810,000	GBP	Diageo, PLC	21,651,098
170,000	EUR	Heineken, NV	9,210,585
310,000	CHF	Nestlé, SA	19,045,230
218,523	GBP	SABMiller, PLC	9,422,159

			131,338,022

		Energy (1.5%)
110,000		National Oilwell Varco, Inc.	7,953,000
235,000		Schlumberger, Ltd.	16,746,100

			24,699,100

		Financials (1.8%)
163,000		Franklin Resources, Inc.	18,736,850
162,000		T. Rowe Price Group, Inc.	9,841,500

			28,578,350

		Health Care (9.5%)
210,000		Amgen, Inc.	17,346,000
329,000		Covidien, PLC	18,384,520
252,000		Johnson & Johnson	17,443,440
285,000	CHF	Novartis, AG	16,734,930
525,400	DKK	Novo Nordisk, A/S - Class B	81,010,227
42,300	JPY	Sawai Pharmaceutical Company, Ltd.	4,609,195

			155,528,312

		Industrials (0.9%)
835,000	CHF	ABB, Ltd.#	14,517,680

		Information Technology (16.0%)
222,000	EUR	ASML Holding, NV	12,822,087
355,000		Check Point Software Technologies, Ltd.#	17,242,350
1,105,000		Cisco Systems, Inc.	17,624,750
1,030,000		Dell, Inc.~#	12,236,400
187,000	EUR	Dialog Semiconductor, PLC#	3,580,773
628,000		eBay, Inc.#	27,820,400
4,100,000	TWD	Hon Hai Precision Industry Company, Ltd.	11,422,836

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

530,000		Microsoft Corp.	$15,619,100
622,500		QUALCOMM, Inc.	37,150,800
982,000	EUR	SAP, AG	62,320,547
8,500,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	23,007,740
1,250,000		Yahoo!, Inc.#	19,800,000

			260,647,783

		Materials (4.8%)
876,500	CAD	Barrick Gold Corp.	28,851,040
8,325	CHF	Givaudan, SA#	8,090,738
1,379,400	AUD	Newcrest Mining, Ltd.	33,733,650
575,000	CAD	Yamana Gold, Inc.	8,525,951

			79,201,379

		TOTAL COMMON STOCKS (Cost $701,363,552)	740,326,088

SHORT TERM INVESTMENT (4.8%)
78,861,557		Fidelity Prime Money Market Fund - Institutional Class (Cost $78,861,557)	78,861,557

TOTAL INVESTMENTS (100.6%) (Cost $1,597,599,108)			1,644,238,611

LIABILITIES, LESS OTHER ASSETS (-0.6%)			(9,717,516)

NET ASSETS (100.0%)			$1,634,521,095

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	Australian Dollar	10/18/12	29,589,000	$30,878,719	$(827,214)
UBS AG	British Pound Sterling	10/18/12	48,520,000	76,070,171	(269,995)
UBS AG	Canadian Dollar	10/18/12	27,102,000	26,979,530	(311,338)
Northern Trust Company	Danish Krone	10/18/12	427,243,000	70,775,210	(156,532)
Northern Trust Company	European Monetary Unit	10/18/12	125,259,000	154,266,883	(556,554)
UBS AG	European Monetary Unit	10/18/12	19,400,000	23,892,715	(88,623)
UBS AG	Japanese Yen	10/18/12	5,935,584,000	76,041,088	(671,751)
Citibank N.A.	New Taiwanese Dollar	10/18/12	821,732,000	27,413,631	11,259
UBS AG	Norwegian Krone	10/18/12	80,526,000	13,320,580	(137,607)
Northern Trust Company	Swedish Krona	10/18/12	40,040,000	5,869,238	(198,967)
Barclays Bank PLC	Swiss Franc	10/18/12	84,082,000	86,294,915	(225,574)

					$(3,432,896)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	Australian Dollar	10/18/12	1,751,000	$1,827,322	$16,364

					$16,364

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $85,160,000 or 5.2% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $6,090,205.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE July 31, 2012 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$828,428,952	50.4%
European Monetary Unit	167,672,538	10.2%
Swiss Franc	104,204,040	6.3%
Danish Krone	81,010,227	4.9%
Canadian Dollar	79,293,226	4.8%
Japanese Yen	78,439,379	4.8%
Singapore Dollar	70,084,447	4.3%
Swedish Krona	42,062,188	2.6%
New Taiwanese Dollar	34,430,576	2.1%
Australian Dollar	33,733,650	2.0%
Norwegian Krone	32,252,461	2.0%
British Pound Sterling	31,073,257	1.9%
Yuan Renminbi	28,923,994	1.8%
Brazilian Real	17,317,014	1.0%
New Zealand Dollar	15,312,662	0.9%

Total Investments	$1,644,238,611	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (60.5%)
		Consumer Discretionary (5.7%)
		Liberty Media Corp. (Time Warner, Inc.)§
16,300,000		3.125%, 03/30/23	$20,354,625
		Omnicom Group, Inc.
19,400,000		0.000%, 07/01/38	21,340,000
12,000,000		0.000%, 07/31/32	12,120,000
46,500,000		Priceline.com, Inc.* 1.000%, 03/15/18	49,871,250

			103,685,875

		Consumer Staples (2.9%)
15,750,000		Tyson Foods, Inc. - Series A 3.250%, 10/15/13	17,167,500
		Unicharm Corp.
1,200,000,000	JPY	0.000%, 09/24/13	17,492,675
1,150,000,000	JPY	0.000%, 09/24/15	17,149,369

			51,809,544

		Energy (3.8%)
39,000,000		Chesapeake Energy Corp. 2.750%, 11/15/35	36,075,000
13,400,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	14,520,240
10,391,900	EUR	Technip, SA 0.250%, 01/01/17	14,224,638
3,684,600	EUR	0.500%, 01/01/16	4,593,145

			69,413,023

		Financials (2.7%)
3,168,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	3,437,280
14,970,000		Fidelity National Financial, Inc.* 4.250%, 08/15/18	16,897,387
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	15,888,750
16,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	13,378,335

			49,601,752

		Health Care (14.8%)
66,650,000		Amgen, Inc. 0.375%, 02/01/13	74,064,812
22,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	26,634,375
29,600,000		Gilead Sciences, Inc. 1.625%, 05/01/16	40,478,000
9,351,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	9,888,683
20,200,000		Medicis Pharmaceutical 1.375%, 06/01/17	20,275,750
28,500,000		Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	28,963,125
33,725,000		Teleflex, Inc. 3.875%, 08/01/17	40,638,625

PRINCIPAL AMOUNT		VALUE

27,350,000	Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	$29,298,687

		270,242,057

	Industrials (2.4%)
22,000,000	Siemens AG 1.050%, 08/16/17	21,543,717
22,000,000	Trinity Industries, Inc. 3.875%, 06/01/36	22,412,500

		43,956,217

	Information Technology (22.3%)
15,150,000	Anixter International, Inc.~ 1.000%, 02/15/13	16,740,750
18,000,000	Arris Group, Inc. 2.000%, 11/15/26	18,877,500
40,800,000	EMC Corp. 1.750%, 12/01/13	67,932,000
	Intel Corp.
30,203,000	3.250%, 08/01/39	40,056,729
18,232,000	2.950%, 12/15/35	20,784,480
4,647,000	Ixia 3.000%, 12/15/15	5,390,520
	Lam Research Corp.
23,000,000	0.500%, 05/15/16	22,281,250
19,814,000	1.250%, 05/15/18	19,392,952
43,000,000	Linear Technology Corp. 3.000%, 05/01/27	45,150,000
37,429,000	Microsoft Corp.* 0.000%, 06/15/13	39,300,450
26,300,000	Nuance Communications, Inc.* 2.750%, 11/01/31	27,779,375
13,363,000	ON Semiconductor Corp. 2.625%, 12/15/26	13,747,186
5,300,000	Salesforce.com, Inc. 0.750%, 01/15/15	8,387,250
19,300,000	SanDisk Corp. 1.500%, 08/15/17	21,543,625
19,097,000	Symantec Corp. 1.000%, 06/15/13	19,837,009
21,000,000	TIBCO Software, Inc.* 2.250%, 05/01/32	20,842,500

		408,043,576

	Materials (5.9%)
18,000,000	AngloGold Ashanti, Ltd. 3.500%, 05/22/14	19,327,500
16,977,000	Goldcorp, Inc. 2.000%, 08/01/14	18,993,019
	Newmont Mining Corp.
24,750,000	1.250%, 07/15/14	29,607,187
9,100,000	1.625%, 07/15/17	11,568,375
18,950,000	Royal Gold, Inc. 2.875%, 06/15/19	19,684,313
8,050,000	Steel Dynamics, Inc. 5.125%, 06/15/14	8,714,125

		107,894,519

	TOTAL CONVERTIBLE BONDS (Cost $1,076,449,119)	1,104,646,563

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (15.6%)
Corporate Bonds (1.9%)
		Consumer Discretionary (0.6%)
10,000,000		DISH Network Corp.* 5.875%, 07/15/22	$10,350,000

		Energy (0.5%)
9,100,000		Oil States International, Inc. 6.500%, 06/01/19	9,623,250

		Financials (0.1%)
2,370,000		Legg Mason, Inc.* 5.500%, 05/21/19	2,521,329

		Industrials (0.1%)
1,750,000		Clean Harbors, Inc.* 5.250%, 08/01/20	1,813,438

		Information Technology (0.6%)
10,000,000		Anixter, Inc. 5.625%, 05/01/19	10,425,000

		TOTAL CORPORATE BONDS	34,733,017

Sovereign Bonds (12.5%)
48,150,000	CAD	Government of Canada 2.000%, 12/01/14	48,965,744
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	19,401,970
19,000,000	NZD	6.500%, 04/15/13	15,817,708
		Government of Singapore
42,000,000	SGD	1.375%, 10/01/14	34,613,852
19,000,000	SGD	2.375%, 04/01/17	16,613,656
		Kingdom of Norway
130,000,000	NOK	4.250%, 05/19/17	24,531,891
120,000,000	NOK	6.500%, 05/15/13	20,711,539
300,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	47,460,360

		TOTAL SOVEREIGN BONDS	228,116,720

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.2%)#
		Information Technology (1.2%)
5,000		Accenture, PLC Call, 01/18/14, Strike $65.00	2,425,000
275		Apple, Inc. Call, 01/18/14, Strike $600.00	2,754,812
4,500	EUR	ASML Holding, NV Call, 12/20/13, Strike $48.00	3,352,532
4,250		eBay, Inc. Call, 01/18/14, Strike $40.00	4,324,375
500		MasterCard, Inc. Call, 01/18/14, Strike $420.00	3,853,750
6,300	EUR	SAP, AG Call, 06/21/13, Strike $47.64	5,623,303

		TOTAL PURCHASED OPTIONS	22,333,772

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $266,784,613)	285,183,509

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.0%)
		Energy (3.3%)
940,000		Apache Corp.~ 6.000%	$45,655,800
16,000		Chesapeake Energy Corp.* 5.750%	14,080,000

			59,735,800

		Financials (2.7%)
		Affiliated Managers Group, Inc.
425,000		5.150%	18,965,625
232,551		5.100%	11,758,360
17,000		Wells Fargo & Company 7.500%	19,669,000

			50,392,985

		Utilities (1.0%)
355,000		NextEra Energy, Inc. 5.599%	18,424,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $128,906,966)	128,553,285

COMMON STOCKS (13.8%)
		Consumer Discretionary (1.2%)
53,450	CHF	Swatch Group, AG	21,189,586

		Energy (1.1%)
280,000		National Oilwell Varco, Inc.	20,244,000

		Financials (1.2%)
200,000		Franklin Resources, Inc.	22,990,000

		Health Care (2.3%)
300,000		Johnson & Johnson	20,766,000
140,000		Novo Nordisk, A/S	21,635,600

			42,401,600

		Industrials (1.2%)
485,000		Eaton Corp.	21,262,400

		Information Technology (6.8%)
1,250,000		Microsoft Corp.	36,837,500
600,000		Oracle Corp.	18,120,000
850,000		QUALCOMM, Inc.	50,728,000
300,000		SAP, AG	19,008,000

			124,693,500

		TOTAL COMMON STOCKS (Cost $223,055,649)	252,781,086

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.1%)#
		Information Technology (0.1%)
620		Salesforce.com, Inc. Put, 01/18/14, Strike $120.00 (Cost $1,332,183)	1,570,150

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.1%)
55,980,483	Fidelity Prime Money Market Fund - Institutional Class (Cost $55,980,483)	$55,980,483

TOTAL INVESTMENTS (100.1%) (Cost $1,752,509,013)		1,828,715,076

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(1,067,610)

NET ASSETS (100.0%)		$1,827,647,466

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%)#
	Information Technology (0.0%)
620	Salesforce.com, Inc. Put, 01/18/14, Strike $85.00 (Premium $541,949)	(685,100)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	British Pound Sterling	10/18/12	5,566,000	$8,726,434	$(30,973)
Northern Trust Company	Danish Krone	10/18/12	107,489,000	17,806,158	(39,381)
Northern Trust Company	European Monetary Unit	10/18/12	37,252,000	45,878,938	(165,519)
UBS AG	Japanese Yen	10/18/12	2,537,783,000	32,511,676	(287,210)
Barclays Bank PLC	Swiss Franc	10/18/12	18,006,000	18,479,892	(48,306)

					$(571,389)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $197,734,087 or 10.8% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,846,910.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (61.1%)
		Consumer Discretionary (6.5%)
4,000,000	CNY	BSH Bosch und Siemens Hausgerate, GmbH 2.375%, 09/29/14	$624,744
1,000,000		DIRECTV Financing Company, Inc. 4.750%, 10/01/14	1,078,977
1,000,000		DIRECTV Holdings, LLC 3.550%, 03/15/15	1,059,949
2,000,000		Dish Network Corp.* 4.625%, 07/15/17	2,040,000
1,500,000		Hasbro, Inc. 6.125%, 05/15/14	1,621,753
500,000		Interpublic Group of Companies, Inc. 4.000%, 03/15/22	518,963
250,000		J.C. Penney Company, Inc. 9.000%, 08/01/12	250,000
2,000,000		Lowe’s Companies, Inc. 1.625%, 04/15/17	2,045,680
2,000,000		Macy’s Retail Holdings, Inc. 3.875%, 01/15/22	2,161,370
2,000,000		Mattel, Inc. 2.500%, 11/01/16	2,093,196
500,000		Time Warner, Inc. 3.150%, 07/15/15	531,698
1,000,000		Walt Disney Company 0.875%, 12/01/14	1,011,134

			15,037,464

		Consumer Staples (4.6%)
1,000,000		Altria Group, Inc. 9.250%, 08/06/19	1,414,035
		Anheuser-Busch InBev, NV
1,000,000		3.000%, 10/15/12	1,005,221
1,000,000		0.800%, 07/15/15	1,004,522
1,000,000		Archer-Daniels-Midland Company‡ 0.627%, 08/13/12	1,000,137
2,000,000		Coca-Cola Company 3.625%, 03/15/14	2,103,030
2,000,000		Diageo, PLC 1.500%, 05/11/17	2,041,212
1,000,000		Kellogg Company 4.450%, 05/30/16	1,117,710
1,000,000		Philip Morris International, Inc. 6.875%, 03/17/14	1,102,276

			10,788,143

		Energy (6.1%)
1,000,000		Chesapeake Energy Corp. 6.500%, 08/15/17	1,007,500
1,000,000		ConocoPhillips 5.750%, 02/01/19	1,241,012
1,000,000		Continental Resources, Inc.* 5.000%, 09/15/22	1,045,000
814,000		Frontier Oil Corp. 6.875%, 11/15/18	866,910
1,000,000		Hess Corp. 8.125%, 02/15/19	1,315,136
1,000,000		Noble Holding International, Ltd. 3.450%, 08/01/15	1,055,535

PRINCIPAL AMOUNT			VALUE

2,000,000		Occidental Petroleum Corp. 1.750%, 02/15/17	$2,064,876
1,000,000		Rowan Companies, Inc. 7.875%, 08/01/19	1,234,324
2,000,000		Schlumberger Investment, SA* 1.950%, 09/14/16	2,066,876
1,000,000		SESI, LLC 6.375%, 05/01/19	1,067,500
600,000		SM Energy Company 6.500%, 11/15/21	624,000
500,000		Tennessee Gas Pipeline Company 8.000%, 02/01/16	592,299

			14,180,968

		Financials (8.2%)
1,000,000		AON Corp. 5.000%, 09/30/20	1,135,917
1,500,000		Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,570,219
1,000,000		BlackRock, Inc. 3.500%, 12/10/14	1,066,577
		Caterpillar, Inc.
13,000,000	CNY	2.000%, 12/01/12	2,040,013
13,000,000	CNY	1.350%, 07/12/13	2,015,612
250,000		CME Group Index Services, LLC* 4.400%, 03/15/18	270,568
1,000,000		CME Group, Inc. 5.750%, 02/15/14	1,077,619
1,000,000		Franklin Resources, Inc. 3.125%, 05/20/15	1,053,494
		John Deere Capital Corp.
1,000,000		3.150%, 10/15/21	1,074,309
1,000,000		1.250%, 12/02/14	1,017,729
1,500,000		JPMorgan Chase & Company‡ 1.252%, 01/24/14	1,507,040
1,000,000		PACCAR Financial Corp. 1.600%, 03/15/17	1,021,715
1,000,000		Prudential Financial, Inc. 4.750%, 09/17/15	1,093,463
1,000,000		US Bancorp 4.200%, 05/15/14	1,066,453
2,000,000		Xstrata Canada Financial Corp.* 3.600%, 01/15/17	2,088,138

			19,098,866

		Health Care (4.3%)
1,500,000		Biogen Idec, Inc. 6.000%, 03/01/13	1,544,994
1,000,000		Gilead Sciences, Inc. 2.400%, 12/01/14	1,036,492
500,000		Mylan, Inc.* 7.625%, 07/15/17	560,313
1,000,000		Quest Diagnostics, Inc.‡ 1.318%, 03/24/14	1,008,365
2,000,000		St. Jude Medical, Inc. 3.750%, 07/15/14	2,116,168
1,500,000		Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,599,283

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Thermo Fisher Scientific, Inc.
1,500,000	2.250%, 08/15/16	$1,559,058
500,000	2.050%, 02/21/14	511,841

		9,936,514

	Industrials (8.4%)
1,000,000	Agco Corp. 5.875%, 12/01/21	1,081,162
3,000,000	Danaher Corp. 1.300%, 06/23/14	3,039,720
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,626,429
2,000,000	Express Scripts Holding Co.* 2.650%, 02/15/17	2,054,662
2,000,000	Fluor Corp. 3.375%, 09/15/21	2,175,708
1,500,000	Goodrich Corp. 6.125%, 03/01/19	1,879,456
	Joy Global, Inc.
1,500,000	6.000%, 11/15/16	1,724,040
1,500,000	5.125%, 10/15/21	1,667,660
1,000,000	Northrop Grumman Corp. 3.700%, 08/01/14	1,052,900
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,802,408
1,500,000	United Parcel Service, Inc. 3.875%, 04/01/14	1,590,231

		19,694,376

	Information Technology (16.5%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,057,455
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,686,481
500,000	6.500%, 11/01/17	606,862
500,000	2.500%, 07/15/13	507,335
	Amphenol Corp.
2,000,000	4.750%, 11/15/14	2,154,984
2,000,000	4.000%, 02/01/22	2,118,840
1,500,000	Analog Devices, Inc. 3.000%, 04/15/16	1,622,094
1,000,000	Anixter International, Inc. 5.950%, 03/01/15	1,047,500
1,000,000	Anixter, Inc. 5.625%, 05/01/19	1,042,500
2,000,000	BMC Software, Inc. 4.250%, 02/15/22	2,056,708
	Brocade Communications Systems, Inc.
500,000	6.625%, 01/15/18	523,750
100,000	6.875%, 01/15/20	109,000
1,000,000	CA, Inc. 5.375%, 12/01/19	1,144,514
1,000,000	Cisco Systems, Inc.‡ 0.718%, 03/14/14	1,005,263
	eBay, Inc.
3,000,000	3.250%, 10/15/20	3,205,755
2,000,000	1.350%, 07/15/17	2,016,686
2,000,000	Google, Inc. 1.250%, 05/19/14	2,036,726
2,000,000	Intel Corp. 1.950%, 10/01/16	2,102,680
	International Business Machines Corp.
1,050,000	2.100%, 05/06/13	1,064,030

PRINCIPAL AMOUNT			VALUE

1,000,000		2.000%, 01/05/16	$1,042,637
1,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	1,156,250
1,500,000		Juniper Networks, Inc. 3.100%, 03/15/16	1,564,962
1,500,000		National Semiconductor Corp. 3.950%, 04/15/15	1,629,519
1,500,000		Oracle Corp. 3.750%, 07/08/14	1,594,320
3,000,000		Symantec Corp. 2.750%, 09/15/15	3,098,430
		Xerox Corp.
1,000,000		4.250%, 02/15/15	1,066,430
250,000		1.286%, 05/16/14‡	249,299

			38,511,010

		Materials (6.0%)
2,000,000		ADT Corp.* 2.250%, 07/15/17	2,033,282
		Anglo American, PLC*
1,000,000		9.375%, 04/08/14	1,127,584
1,000,000		4.450%, 09/27/20	1,066,744
		Barrick Gold Corp.
1,000,000		6.950%, 04/01/19	1,260,875
1,000,000		1.750%, 05/30/14	1,019,442
2,000,000		Ecolab, Inc. 2.375%, 12/08/14	2,076,704
1,500,000		Newmont Mining Corp. 5.125%, 10/01/19	1,736,389
1,500,000		Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	1,634,231
2,000,000		Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	2,064,026

			14,019,277

		Telecommunication Services (0.5%)
1,000,000		American Tower Corp. 5.900%, 11/01/21	1,137,188

		TOTAL CORPORATE BONDS (Cost $134,407,270)	142,403,806

CONVERTIBLE BOND (0.5%)
		Information Technology (0.5%)
1,000,000		Nuance Communications, Inc.* 2.750%, 11/01/31 (Cost $1,062,274)	1,056,250

SOVEREIGN BONDS (19.3%)
255,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,288,461
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,408,271
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	10,009,653
10,000,000	SGD	Government of Singapore 2.375%, 04/01/17	8,744,029
45,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	8,491,808

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

50,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	$8,036,621

		TOTAL SOVEREIGN BONDS (Cost $40,878,618)	44,978,843

U.S. GOVERNMENT AND AGENCY SECURITIES (11.2%)
		United States Treasury Note
9,000,000		0.250%, 11/30/13	9,007,389
8,000,000		0.250%, 01/15/15	8,003,752
3,500,000		1.375%, 02/15/13	3,523,380
3,000,000		2.625%, 07/31/14	3,143,439
2,500,000		0.250%, 12/15/14	2,501,172

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $26,018,708)	26,179,132

RESIDENTIAL MORTGAGE BACKED SECURITIES (3.4%)
		Federal National Mortgage Association
2,794,163		6.000%, 06/01/37	3,123,351
1,262,002		5.642%, 11/01/37‡	1,356,598
1,160,695		5.500%, 06/01/37	1,273,942
709,365		6.000%, 05/01/37	792,937
646,156		6.500%, 03/01/38	736,799
338,247		6.500%, 06/01/36	387,040
198,536		4.594%, 05/01/38‡	212,458

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $7,210,496)	7,883,125

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.6%)
8,372,877	Fidelity Prime Money Market Fund - Institutional Class (Cost $8,372,877)	8,372,877

TOTAL INVESTMENTS (99.1%) (Cost $217,950,243)		$230,874,033

OTHER ASSETS, LESS LIABILITIES (0.9%)		2,098,477

NET ASSETS (100.0%)		$232,972,510

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $8,236,473 or 3.5% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CORPORATE BONDS (88.0%)
		Consumer Discretionary (19.7%)
3,000,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$3,120,000
3,600,000		Brunswick Corporation 7.125%, 08/01/27	3,613,500
3,691,000		Dana Holding Corp. 6.750%, 02/15/21	3,990,894
3,000,000		DISH Network Corp.* 5.875%, 07/15/22	3,105,000
5,000,000		Gap, Inc. 5.950%, 04/12/21	5,294,605
4,800,000		Goodyear Tire & Rubber Company~ 8.250%, 08/15/20	5,256,000
4,500,000		Icahn Enterprises, LP* 8.000%, 01/15/18	4,803,750
2,847,000		J.C. Penney Company, Inc. 6.375%, 10/15/36	2,067,634
		Jaguar Land Rover, PLC*
3,000,000		7.750%, 05/15/18	3,210,000
2,700,000		8.125%, 05/15/21	2,882,250
		Liberty Media Corp.
3,300,000		8.250%, 02/01/30	3,432,000
1,400,000		8.500%, 07/15/29	1,470,000
3,000,000		Limited Brands, Inc. 6.950%, 03/01/33	2,951,250
		Meritage Homes Corp.
2,175,000		7.000%, 04/01/22*	2,272,875
1,000,000		7.150%, 04/15/20	1,060,000
		Royal Caribbean Cruises, Ltd.
2,750,000		7.500%, 10/15/27	2,801,562
1,000,000		7.250%, 03/15/18~	1,107,500
2,230,000		Ryland Group, Inc. 6.625%, 05/01/20	2,335,925
2,220,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	2,475,300

			57,250,045

		Consumer Staples (4.7%)
2,445,000		Darling International, Inc. 8.500%, 12/15/18	2,756,738
2,500,000		Dean Foods Company 9.750%, 12/15/18	2,750,000
2,482,000		JBS USA, LLC* 7.250%, 06/01/21	2,370,310
5,537,000		Post Holdings, Inc.* 7.375%, 02/15/22	5,800,007

			13,677,055

		Energy (15.5%)
9,500,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	1,576,096
829,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	887,030
4,620,000		Calfrac Holdings, LP* 7.500%, 12/01/20	4,435,200
		Calumet Specialty Products, LP
3,750,000		9.375%, 05/01/19	3,900,000
1,500,000		9.625%, 08/01/20*	1,590,000
4,000,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	4,350,000

PRINCIPAL AMOUNT		VALUE
2,303,000	Frontier Oil Corp. 6.875%, 11/15/18	$2,452,695
2,875,000	GulfMark Offshore, Inc.* 6.375%, 03/15/22	2,946,875
2,469,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	2,589,364
	Oasis Petroleum, Inc.
2,215,000	6.500%, 11/01/21	2,242,688
2,000,000	6.875%, 01/15/23	2,030,000
2,800,000	Parker Drilling Company* 9.125%, 04/01/18	3,017,000
3,000,000	Pioneer Drilling Company 9.875%, 03/15/18	3,240,000
2,850,000	Samson Investment Company* 9.750%, 02/15/20	2,960,437
2,000,000	SESI, LLC* 7.125%, 12/15/21	2,225,000
1,500,000	SM Energy Company 6.500%, 11/15/21	1,560,000
2,900,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,059,500

		45,061,885

	Financials (5.1%)
2,134,000	AON Corp. 8.205%, 01/01/27	2,524,900
1,390,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,271,850
1,305,000	Legg Mason, Inc.* 5.500%, 05/21/19	1,388,327
3,000,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	3,187,500
2,800,000	Nuveen Investments, Inc. 10.500%, 11/15/15	2,856,000
3,335,000	Omega Healthcare Investors, Inc. 6.750%, 10/15/22	3,701,850

		14,930,427

	Health Care (11.1%)
96,000	AMERIGROUP Corp. 7.500%, 11/15/19	113,040
3,740,000	Community Health Systems, Inc. 7.125%, 07/15/20	3,922,325
5,750,000	Grifols, SA 8.250%, 02/01/18	6,325,000
3,300,000	HCA Holdings, Inc. 7.750%, 05/15/21	3,609,375
1,300,000	Health Management Associates, Inc.* 7.375%, 01/15/20	1,408,875
2,155,000	Hologic, Inc.*† 6.250%, 08/01/20	2,284,300
2,000,000	LifePoint Hospitals, Inc. 6.625%, 10/01/20	2,158,750
2,383,000	Teleflex, Inc. 6.875%, 06/01/19	2,543,852
6,500,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	6,743,750
3,000,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	3,258,750

		32,368,017

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (12.1%)
2,048,000	Abengoa, SA* 8.875%, 11/01/17	$1,740,800
	Belden, Inc.
2,175,000	7.000%, 03/15/17	2,264,719
625,000	9.250%, 06/15/19	690,625
3,885,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	4,069,537
5,600,000	Deluxe Corp. 7.000%, 03/15/19	5,922,000
2,070,000	Dycom Investments, Inc. 7.125%, 01/15/21	2,261,475
1,655,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	1,787,400
2,950,000	Rexel, SA* 6.125%, 12/15/19	3,027,438
3,000,000	Sensata Technologies Holding, B.V.* 6.500%, 05/15/19	3,142,500
4,260,000	Titan International, Inc. 7.875%, 10/01/17	4,430,400
2,400,000	TransDigm Group, Inc. 7.750%, 12/15/18	2,688,000
3,000,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	3,198,750

		35,223,644

	Information Technology (11.9%)
2,500,000	Amkor Technology, Inc. 6.625%, 06/01/21	2,493,750
3,000,000	Equinix, Inc. 7.000%, 07/15/21	3,348,750
3,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,330,000
4,800,000	iGATE Corp. 9.000%, 05/01/16	5,112,000
2,280,000	Jabil Circuit, Inc. 8.250%, 03/15/18	2,747,400
5,405,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	5,405,000
5,800,000	Seagate Technology 6.875%, 05/01/20	6,285,750
2,725,000	ViaSat, Inc. 8.875%, 09/15/16	2,929,375
2,900,000	Viasystems, Inc.* 7.875%, 05/01/19	2,863,750

		34,515,775

	Materials (6.4%)
415,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	497,638
4,500,000	AngloGold Holdings, PLC 5.125%, 08/01/22	4,632,651
1,300,000	Clearwater Paper Corp. 7.125%, 11/01/18	1,404,000
5,750,000	FMG Resources* 8.250%, 11/01/19	6,080,625
3,700,000	Greif, Inc. 7.750%, 08/01/19	4,236,500
1,090,000	Sealed Air Corp.* 8.125%, 09/15/19	1,228,975
500,000	Steel Dynamics, Inc. 7.625%, 03/15/20	541,250

		18,621,639

PRINCIPAL AMOUNT			VALUE

		Utilities (1.5%)
1,400,000		AES Corp.* 7.375%, 07/01/21	$1,608,250
2,600,000		AmeriGas Finance Corp. 7.000%, 05/20/22	2,769,000

			4,377,250

		TOTAL CORPORATE BONDS (Cost $245,540,184)	256,025,737

SOVEREIGN BONDS (1.3%)
		Federative Republic of Brazil
645,600	BRL	10.000%, 01/01/14	3,262,079
130,000	BRL	10.000%, 01/01/13	646,369

		TOTAL SOVEREIGN BONDS (Cost $4,270,058)	3,908,448

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (3.9%)
		Energy (1.8%)
65,000		Apache Corp. 6.000%	3,157,050
2,250		Chesapeake Energy Corp.* 5.750%	1,980,000

			5,137,050

		Financials (1.0%)
60,000		Affiliated Managers Group, Inc. 5.100%	3,033,750

		Utilities (1.1%)
60,000		NextEra Energy, Inc. 5.599%	3,114,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,647,785)	11,284,800

SHORT TERM INVESTMENT (4.5%)
13,155,835		Fidelity Prime Money Market Fund - Institutional Class (Cost $13,155,835)	13,155,835

TOTAL INVESTMENTS (97.7%) (Cost $275,613,862)			284,374,820

OTHER ASSETS, LESS LIABILITIES (2.3%)			6,552,256

NET ASSETS (100.0%)			$290,927,076

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $52,367,635 or 18.0% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,118,450.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (25.3%)
	Consumer Discretionary (3.5%)
2,600,000	Coinstar, Inc.~ 4.000%, 09/01/14	$3,558,750
5,600,000	D.R. Horton, Inc.~ 2.000%, 05/15/14	8,113,000
8,500,000	Gaylord Entertainment Company* 3.750%, 10/01/14	12,186,875
4,500,000	MGM Resorts International~ 4.250%, 04/15/15	4,466,250
7,000,000	Sirius XM Radio, Inc.* 7.000%, 12/01/14	9,913,750
7,000,000	Sotheby’s 3.125%, 06/15/13	7,673,750
11,300,000	tw telecom, Inc. 2.375%, 04/01/26	15,650,500
14,800,000	Virgin Media, Inc. 6.500%, 11/15/16	24,179,500

		85,742,375

	Consumer Staples (1.3%)
19,800,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	21,012,750
9,500,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	10,355,000

		31,367,750

	Energy (0.9%)
7,500,000	Newpark Resources, Inc. 4.000%, 10/01/17	7,575,000
10,000,000	Petroleum Development Corp.* 3.250%, 05/15/16	9,512,500
6,000,000	Stone Energy Corp.* 1.750%, 03/01/17	5,752,500

		22,840,000

	Financials (1.0%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	7,595,000
3,000,000	Amtrust Financial Services, Inc.* 5.500%, 12/15/21	3,525,000
13,800,000	Knight Capital Group, Inc. 3.500%, 03/15/15	12,799,500

		23,919,500

	Health Care (2.0%)
12,000,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	12,690,000
2,000,000	Medivation, Inc. 2.625%, 04/01/17	2,532,500
4,000,000	Molina Healthcare, Inc. 3.750%, 10/01/14	4,470,000
5,000,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	10,250,000
11,500,000	PSS World Medical, Inc.* 3.125%, 08/01/14	13,512,500
5,000,000	Volcano Corp. 2.875%, 09/01/15	5,825,000

		49,280,000

PRINCIPAL AMOUNT		VALUE

	Industrials (1.5%)
2,400,000	Altra Holdings, Inc. 2.750%, 03/01/31	$2,268,000
4,000,000	Chart Industries, Inc. 2.000%, 08/01/18	4,835,000
10,000,000	EnerSys‡ 3.375%, 06/01/38	11,400,000
9,500,000	General Cable Corp. 0.875%, 11/15/13	9,226,875
6,500,000	Terex Corp. 4.000%, 06/01/15	9,498,125

		37,228,000

	Information Technology (11.1%)
17,800,000	Alliance Data Systems Corp.~ 1.750%, 08/01/13	29,681,500
6,000,000	Arris Group, Inc.~ 2.000%, 11/15/26	6,292,500
5,500,000	Broadsoft, Inc. 1.500%, 07/01/18	5,087,500
20,000,000	CACI International, Inc.~ 2.125%, 05/01/14	23,225,000
10,900,000	Ciena Corp.~* 3.750%, 10/15/18	12,276,125
5,625,000	Comtech Telecommunications Corp.~ 3.000%, 05/01/29	5,913,281
18,605,000	Concur Technologies, Inc.* 2.500%, 04/15/15	26,674,919
5,000,000	DealerTrack Holdings, Inc.* 1.500%, 03/15/17	5,318,750
9,300,000	Equinix, Inc. 3.000%, 10/15/14	16,054,125
8,150,000	FEI Company~ 2.875%, 06/01/13	13,498,437
32,000,000	JDS Uniphase Corp. 1.000%, 05/15/26	31,800,000
5,000,000	Mentor Graphics Corp. 4.000%, 04/01/31	5,512,500
6,332,000	Micron Technology, Inc. 1.875%, 06/01/27	5,635,480
20,000,000	Microsoft Corp.~* 0.000%, 06/15/13	21,000,000
22,000,000	NetApp, Inc. 1.750%, 06/01/13	25,602,500
5,200,000	Photronics, Inc.* 3.250%, 04/01/16	5,109,000
9,000,000	Rovi Corp. 2.625%, 02/15/40	8,685,000
	SanDisk Corp.
10,000,000	1.000%, 05/15/13	9,950,000
7,700,000	1.500%, 08/15/17	8,595,125
2,000,000	SYNNEX Corp. 4.000%, 05/15/18	2,442,500
7,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	7,592,000

		275,946,242

	Materials (3.2%)
5,000,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	5,743,750
7,000,000	Goldcorp, Inc. 2.000%, 08/01/14	7,831,250

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,950,000	Horsehead Holding Corp.* 3.800%, 07/01/17	$2,769,313
26,242,000	Kinross Gold Corp. 1.750%, 03/15/28	26,209,197
6,125,000	RTI International Metals, Inc. 3.000%, 12/01/15	6,262,813
10,700,000	Steel Dynamics, Inc. 5.125%, 06/15/14	11,582,750
19,000,000	United States Steel Corp.~ 4.000%, 05/15/14	19,570,000

		79,969,073

	Telecommunication Services (0.8%)
14,500,000	SBA Communications Corp. 1.875%, 05/01/13	20,861,875

	TOTAL CONVERTIBLE BONDS (Cost $592,102,551)	627,154,815

SYNTHETIC CONVERTIBLE SECURITIES (18.2%)
Corporate Bonds (8.6%)
	Consumer Discretionary (2.1%)
	American Axle & Manufacturing, Inc.
5,000,000	7.875%, 03/01/17	5,200,000
2,175,000	5.250%, 02/11/14	2,248,406
2,190,000	D.R. Horton, Inc. 6.875%, 05/01/13	2,283,075
5,000,000	Daimler Finance North America, LLC*† 1.300%, 07/31/15	5,009,525
3,000,000	DISH Network Corp. 6.625%, 10/01/14	3,243,750
2,200,000	Express, LLC 8.750%, 03/01/18	2,384,250
11,930,000	Hanesbrands, Inc.‡ 4.113%, 12/15/14	11,937,576
6,000,000	Jarden Corp. 8.000%, 05/01/16	6,510,000
9,150,000	Royal Caribbean Cruises, Ltd. 7.000%, 06/15/13	9,561,750
3,000,000	Viacom, Inc. 1.250%, 02/27/15	3,027,723

		51,406,055

	Consumer Staples (0.9%)
5,000,000	Anheuser-Busch InBev, NV 0.800%, 07/15/15	5,022,610
2,000,000	Campbell Soup‡ 0.7426%, 08/01/14	2,005,200
4,000,000	Constellation Brands, Inc. 7.250%, 09/01/16	4,590,000
5,000,000	Kellogg Company 1.125%, 05/15/15	5,049,465
3,000,000	Kraft Foods Group, Inc.* 1.625%, 06/04/15	3,052,710
2,000,000	Smithfield Foods, Inc. 7.750%, 05/15/13	2,120,000
1,000,000	Unilever Capital Corp. 0.450%, 07/30/15	997,600

		22,837,585

PRINCIPAL AMOUNT		VALUE

	Energy (1.0%)
2,000,000	Basic Energy Services, Inc. 7.125%, 04/15/16	$1,975,000
6,335,000	Bristow Group, Inc. 7.500%, 09/15/17	6,588,400
2,554,000	Frontier Oil Corp. 8.500%, 09/15/16	2,688,085
2,330,000	HollyFrontier Corp. 9.875%, 06/15/17	2,592,125
6,105,000	SESI, LLC~ 6.875%, 06/01/14	6,106,984
3,566,000	Whiting Petroleum Corp. 7.000%, 02/01/14	3,833,450

		23,784,044

	Financials (0.6%)
5,585,000	BlackRock, Inc. 1.375%, 06/01/15	5,680,101
	Leucadia National Corp.
5,000,000	8.125%, 09/15/15	5,643,750
3,915,000	7.000%, 08/15/13	4,071,600

		15,395,451

	Health Care (0.9%)
640,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	704,000
4,400,000	Gilead Sciences, Inc. 2.400%, 12/01/14	4,560,565
4,000,000	Mylan, Inc.* 7.625%, 07/15/17	4,482,500
7,772,000	Teva Pharmaceutical Industries, Ltd. 1.700%, 11/10/14	7,929,523
3,000,000	Valeant Pharmaceuticals International, Inc.* 6.500%, 07/15/16	3,195,000

		20,871,588

	Industrials (1.9%)
4,000,000	Alliant Techsystems, Inc. 6.750%, 04/01/16	4,120,000
8,664,000	Belden, Inc. 7.000%, 03/15/17	9,021,390
5,000,000	Caterpillar, Inc. 0.950%, 06/26/15	5,061,015
	Deluxe Corp.
4,000,000	7.375%, 06/01/15	4,085,000
2,000,000	5.125%, 10/01/14	2,070,000
7,075,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	7,313,782
5,000,000	John Deere Capital Corp. 0.950%, 06/29/15	5,038,045
731,000	L-3 Communications Corp. 6.375%, 10/15/15	748,361
4,440,000	Titan International, Inc. 7.875%, 10/01/17	4,617,600
1,500,000	Triumph Group, Inc. 8.000%, 11/15/17	1,646,250
3,710,000	WESCO Distribution, Inc. 7.500%, 10/15/17	3,802,750

		47,524,193

	Information Technology (1.0%)
10,000,000	Anixter International, Inc.~ 5.950%, 03/01/15	10,475,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,000,000		eBay, Inc. 0.700%, 07/15/15	$1,004,823
5,000,000		International Business Machines Corp. 0.550%, 02/06/15	5,008,095
5,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	5,781,250
3,000,000		Texas Instruments, Inc. 0.450%, 08/03/15	2,989,350
250,000		ViaSat, Inc. 8.875%, 09/15/16	268,750

			25,527,268

		Materials (0.2%)
5,000,000		Ball Corp. 7.125%, 09/01/16	5,456,250

		TOTAL CORPORATE BONDS	212,802,434

Sovereign Bonds (9.4%)
1,800,000	BRL	Federative Republic of Brazil 10.000%, 01/01/13	8,949,730
		Government of Canada
20,000,000	CAD	2.000%, 06/01/16	20,508,950
15,000,000	CAD	1.750%, 03/01/13	15,017,201
5,000,000	CAD	2.000%, 03/01/14	5,057,337
5,000,000	CAD	1.500%, 11/01/13	5,011,816
		Government of New Zealand
32,000,000	NZD	6.500%, 04/15/13	26,640,350
16,000,000	NZD	6.000%, 04/15/15	14,110,523
		Government of Singapore
21,000,000	SGD	1.625%, 04/01/13	17,033,052
19,493,000	SGD	1.125%, 04/01/16	16,166,517
12,000,000	SGD	1.375%, 10/01/14	9,889,672
6,434,000	SGD	2.375%, 04/01/17	5,625,908
		Kingdom of Norway
127,000,000	NOK	4.250%, 05/19/17	23,965,771
110,000,000	NOK	5.000%, 05/15/15	20,092,376
287,500,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	45,482,845

		TOTAL SOVEREIGN BONDS	233,552,048

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.2%)#
	Financials (0.1%)
8,300	Bank Of America Corp. Call, 01/18/14, Strike $7.00	1,473,250
2,900	Citigroup, Inc. Call, 01/18/14, Strike $30.00	1,239,750

		2,713,000

	Materials (0.1%)
2,000	Cliffs Natural Resources, Inc. Call, 01/18/14, Strike $45.00	1,250,000
	SPDR Gold Trust
5,650	Call, 10/20/12, Strike $172.00	757,100
725	Call, 08/18/12, Strike $167.00	17,400

		2,024,500

	TOTAL PURCHASED OPTIONS	4,737,500

NUMBER OF SHARES		VALUE

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $439,805,912)	$451,091,982

COMMON STOCKS (47.7%)
	Consumer Discretionary (3.4%)
72,000	Amazon.com, Inc.~#	16,797,600
85,000	CBS Corp. - Class B	2,844,100
94,000	Coach, Inc.	4,637,020
270,500	Comcast Corp. - Class A	8,804,775
70,000	DIRECTV - Class A#	3,476,200
78,000	Home Depot, Inc.	4,070,040
40,000	Kohl’s Corp.	1,988,800
57,500	Macy’s, Inc.	2,060,800
60,000	McDonald’s Corp.	5,361,600
5,500	Priceline.com, Inc.#	3,639,570
102,500	Starbucks Corp.	4,641,200
85,000	Target Corp.	5,155,250
30,000	Time Warner Cable, Inc.	2,547,900
85,000	Time Warner, Inc.	3,325,200
66,000	TJX Companies, Inc.	2,922,480
213,300	Walt Disney Company	10,481,562
40,000	Yum! Brands, Inc.	2,593,600

		85,347,697

	Consumer Staples (5.5%)
192,000	Altria Group, Inc.	6,906,240
135,000	Archer-Daniels-Midland Company	3,522,150
360,000	Coca-Cola Company~	29,088,000
55,000	Colgate-Palmolive Company	5,904,800
62,000	Costco Wholesale Corp.	5,963,160
195,000	CVS Caremark Corp.	8,823,750
50,000	Kellogg Company	2,385,000
75,000	Kimberly-Clark Corp.	6,518,250
100,000	Kraft Foods, Inc. - Class A	3,971,000
125,000	Kroger Co.	2,771,250
32,000	Mead Johnson Nutrition Company	2,334,720
160,800	PepsiCo, Inc.	11,694,984
115,000	Philip Morris International, Inc.	10,515,600
372,800	Procter & Gamble Company	24,060,512
146,500	Wal-Mart Stores, Inc.~	10,903,995

		135,363,411

	Energy (5.9%)
23,700	Anadarko Petroleum Corp.	1,645,728
67,500	Apache Corp.	5,813,100
40,000	Baker Hughes, Inc.	1,852,800
195,000	Chesapeake Energy Corp.	3,669,900
197,500	Chevron Corp.	21,642,050
186,500	ConocoPhillips	10,153,060
58,000	Devon Energy Corp.	3,428,960
37,500	EOG Resources, Inc.	3,675,375
500,820	Exxon Mobil Corp.	43,496,217
89,000	Halliburton Company	2,948,570
25,000	Helmerich & Payne, Inc.	1,162,500
105,000	Marathon Oil Corp.	2,779,350
52,500	Marathon Petroleum Corp.	2,483,250
55,000	Nabors Industries, Ltd.#	761,200
75,000	National Oilwell Varco, Inc.	5,422,500
35,000	Noble Corp.#	1,295,000
20,000	Noble Energy, Inc.	1,748,600
115,000	Occidental Petroleum Corp.	10,008,450
65,750	Phillips 66	2,472,200
247,000	Schlumberger, Ltd.	17,601,220

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

55,000	Williams Companies, Inc.	$1,748,450

		145,808,480

	Financials (5.0%)
77,000	Aflac, Inc.	3,371,060
95,000	Allstate Corp.	3,258,500
135,000	American Express Company~	7,790,850
200,000	Bank of New York Mellon Corp.	4,256,000
85,000	BB&T Corp.	2,666,450
200,000	Berkshire Hathaway, Inc. - Class B~#	16,968,000
23,000	BlackRock, Inc.	3,915,980
35,100	Franklin Resources, Inc.	4,034,745
73,000	Goldman Sachs Group, Inc.	7,365,700
517,700	JPMorgan Chase & Company	18,637,200
126,140	MetLife, Inc.	3,881,328
29,000	Prudential Financial, Inc.	1,400,120
61,000	State Street Corp.	2,463,180
83,000	T. Rowe Price Group, Inc.	5,042,250
91,000	Travelers Companies, Inc.	5,701,150
342,500	US Bancorp	11,473,750
625,000	Wells Fargo & Company	21,131,250

		123,357,513

	Health Care (6.1%)
210,800	Abbott Laboratories	13,978,148
65,000	Agilent Technologies, Inc.	2,488,850
36,000	Allergan, Inc.	2,954,520
109,000	AmerisourceBergen Corp.	4,327,300
109,000	Amgen, Inc.	9,003,400
60,000	Baxter International, Inc.	3,510,600
200,200	Bristol-Myers Squibb Company	7,127,120
85,000	Celgene Corp.#	5,819,100
70,000	Covidien, PLC	3,911,600
10,000	Intuitive Surgical, Inc.#	4,815,000
538,750	Johnson & Johnson	37,292,275
90,000	Medtronic, Inc.	3,547,800
344,200	Merck & Company, Inc.	15,203,314
1,083,600	Pfizer, Inc.	26,049,744
85,000	Stryker Corp.	4,422,550
45,000	Thermo Fisher Scientific, Inc.	2,505,150
65,000	UnitedHealth Group, Inc.	3,320,850

		150,277,321

	Industrials (3.9%)
136,000	3M Company	12,407,280
111,000	Caterpillar, Inc.	9,347,310
85,000	CSX Corp.	1,949,900
32,500	Cummins, Inc.	3,116,750
40,000	Danaher Corp.	2,112,400
50,000	Eaton Corp.	2,192,000
60,000	Emerson Electric Company	2,866,200
29,000	FedEx Corp.	2,618,700
33,000	Fluor Corp.	1,636,140
1,227,500	General Electric Company	25,470,625
72,500	Honeywell International, Inc.	4,208,625
30,000	Norfolk Southern Corp.	2,221,500
15,000	Precision Castparts Corp.	2,333,400
25,000	Union Pacific Corp.	3,065,250
82,500	United Parcel Service, Inc.	6,237,825
200,000	United Technologies Corp.	14,888,000

		96,671,905

	Information Technology (10.0%)
75,000	Accenture, PLC - Class A	4,522,500

NUMBER OF SHARES		VALUE

88,650	Apple, Inc.#	$54,143,874
19,934	Autodesk, Inc.#	676,161
42,000	Automatic Data Processing, Inc.	2,375,100
90,000	Broadcom Corp. - Class A#	3,049,200
1,025,000	Cisco Systems, Inc.	16,348,750
18,500	Citrix Systems, Inc.#	1,344,580
57,000	Cognizant Technology Solutions Corp. - Class A#	3,235,890
210,000	Dell, Inc.#	2,494,800
120,000	eBay, Inc.#	5,316,000
180,000	EMC Corp.#	4,717,800
32,400	Google, Inc.#	20,508,228
656,500	Intel Corp.	16,872,050
114,200	International Business Machines Corp.	22,380,916
95,000	Jabil Circuit, Inc.	2,061,500
9,500	MasterCard, Inc. - Class A	4,147,415
703,400	Microsoft Corp.	20,729,198
110,000	NVIDIA Corp.#	1,489,400
1,029,500	Oracle Corp.	31,090,900
356,100	QUALCOMM, Inc.	21,252,048
12,500	Salesforce.com, Inc.#	1,554,500
90,000	Symantec Corp.#	1,417,500
30,000	Teradata Corp.#	2,028,600
120,000	Texas Instruments, Inc.	3,268,800

		247,025,710

	Materials (5.9%)
26,000	Cliffs Natural Resources, Inc.	1,063,140
130,000	Dow Chemical Company	3,741,400
123,000	E.I. du Pont de Nemours and Company	6,113,100
188,000	Freeport-McMoRan Copper & Gold, Inc.	6,329,960
52,000	Monsanto Company	4,452,240
90,000	Mosaic Company	5,229,900
104,000	Newmont Mining Corp.	4,624,880
45,000	PPG Industries, Inc.	4,925,700
708,000	SPDR Gold Trust#	110,830,320

		147,310,640

	Telecommunication Services (1.5%)
600,100	AT&T, Inc.	22,755,792
54,000	CenturyLink, Inc.	2,243,160
255,000	Verizon Communications, Inc.	11,510,700

		36,509,652

	Utilities (0.5%)
65,000	American Electric Power Co., Inc.	2,745,600
90,000	Exelon Corp.	3,520,800
55,000	NextEra Energy, Inc.	3,899,500
75,000	Southern Company	3,611,250

		13,777,150

	TOTAL COMMON STOCKS (Cost $1,166,342,705)	1,181,449,479

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%)#
	Consumer Staples (0.0%)
3,000	Tyson Foods, Inc. Put, 10/20/12, Strike $12.00	52,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Industrials (0.0%)
2,000	Navistar International Corp. Put, 10/20/12, Strike $15.00	$95,000

	Information Technology (0.0%)
110	Rovi Corp. Put, 10/20/12, Strike $17.50	48,950

	Materials (0.0%)
	SPDR Gold Trust
6,280	Put, 09/22/12, Strike $126.00	50,240
800	Put, 08/18/12, Strike $122.00	1,600

		51,840

	Other (0.1%)
	S & P 500 Index
1,100	Put, 09/22/12, Strike $1,250.00	907,500
1,000	Put, 09/28/12, Strike $1,275.00	1,315,000
500	Put, 08/18/12, Strike $1,290.00	140,000
500	Put, 08/18/12, Strike $1,280.00	113,750

		2,476,250

	TOTAL PURCHASED OPTIONS (Cost $6,068,095)	2,724,540

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (9.2%)
227,958,423	Fidelity Prime Money Market Fund - Institutional Class (Cost $227,958,423)	227,958,423

TOTAL INVESTMENTS (100.5%) (Cost $2,432,277,686)		2,490,379,239

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(13,459,288)

NET ASSETS (100.0%)		$2,476,919,951

COMMON STOCKS SOLD SHORT (-10.2%)#
	Consumer Discretionary (-1.6%)
(48,100)	Coinstar, Inc.	(2,284,269)
(207,700)	D.R. Horton, Inc.	(3,661,751)
(222,700)	Gaylord Entertainment Company	(8,184,225)
(99,600)	MGM Resorts International	(948,192)
(2,625,000)	Sirius XM Radio, Inc.	(5,670,000)
(92,000)	Sotheby’s	(2,700,200)
(595,500)	Virgin Media, Inc.	(16,304,790)

		(39,753,427)

	Consumer Staples (-0.5%)
(384,900)	Smithfield Foods, Inc.	(7,120,650)
(268,300)	Tyson Foods, Inc. - Class A	(4,027,183)

		(11,147,833)

	Energy (-0.3%)
(370,873)	Newpark Resources, Inc.	(2,533,062)
(137,000)	PDC Energy, Inc.	(3,589,400)
(63,500)	Stone Energy Corp.	(1,667,510)

		(7,789,972)

NUMBER OF SHARES		VALUE

	Financials (-0.5%)
(22,340)	Affiliated Managers Group, Inc.	$(2,492,921)
(59,500)	Amtrust Financial Services, Inc.	(1,772,505)
(332,300)	Bank of America Corp.	(2,439,082)
(135,000)	Citigroup, Inc.	(3,662,550)
(269,900)	Knight Capital Group, Inc.	(2,788,067)

		(13,155,125)

	Health Care (-0.8%)
(98,150)	LifePoint Hospitals, Inc.	(3,741,478)
(13,100)	Medivation, Inc.	(1,306,070)
(44,700)	Molina Healthcare, Inc.	(1,091,127)
(60,250)	Onyx Pharmaceuticals, Inc.	(4,516,942)
(324,850)	PSS World Medical, Inc.	(6,786,117)
(111,600)	Volcano Corp.	(2,951,820)

		(20,393,554)

	Industrials (-0.6%)
(40,825)	Altra Holdings, Inc.	(674,429)
(39,500)	Chart Industries, Inc.	(2,561,970)
(158,500)	EnerSys	(5,412,775)
(12,750)	General Cable Corp.	(333,157)
(304,900)	Terex Corp.	(5,945,550)

		(14,927,881)

	Information Technology (-4.3%)
(203,900)	Alliance Data Systems Corp.	(26,507,000)
(111,000)	Arris Group, Inc.	(1,408,590)
(71,000)	BroadSoft, Inc.	(1,743,050)
(146,000)	CACI International, Inc. - Class A	(8,241,700)
(335,400)	Ciena Corp.	(5,376,462)
(76,800)	Comtech Telecommunications Corp.	(2,098,176)
(234,000)	Concur Technologies, Inc.	(15,804,360)
(70,000)	DealerTrack Holdings, Inc.	(2,041,900)
(66,000)	Equinix, Inc.	(11,759,880)
(250,680)	FEI Company	(11,959,943)
(134,500)	Mentor Graphics Corp.	(2,055,160)
(228,976)	Micron Technology, Inc.	(1,421,941)
(272,500)	NetApp, Inc.	(8,902,575)
(249,480)	Photronics, Inc.	(1,459,458)
(70,300)	SanDisk Corp.	(2,891,439)
(40,000)	SYNNEX Corp.	(1,353,200)
(154,900)	TTM Technologies, Inc.	(1,694,606)

		(106,719,440)

	Materials (-0.5%)
(35,500)	Allegheny Technologies, Inc.	(1,066,065)
(36,400)	Goldcorp, Inc.	(1,311,856)
(118,000)	Horsehead Holding Corp.	(1,065,540)
(93,600)	RTI International Metals, Inc.	(2,101,320)
(200,300)	Steel Dynamics, Inc.	(2,581,867)
(152,500)	United States Steel Corp.	(3,149,125)

		(11,275,773)

	Telecommunication Services (-1.1%)
(228,500)	SBA Communications Corp.	(13,495,210)
(544,700)	tw telecom, Inc.	(13,688,311)

		(27,183,521)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $222,884,422)	(252,346,526)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-1.3%)#
	Consumer Discretionary (0.0%)
400	Amazon.com, Inc. Call, 01/19/13, Strike $245.00	$(659,000)
850	D.R. Horton, Inc. Call, 01/19/13, Strike $12.50	(463,250)

		(1,122,250)

	Health Care (0.0%)
332	Onyx Pharmaceuticals, Inc. Call, 08/18/12, Strike $50.00	(830,000)

	Information Technology (0.0%)
5,800	Microsoft Corp. Call, 01/19/13, Strike $32.50	(377,000)

	Materials (-0.2%)
2,000	Cliffs Natural Resources, Inc. Call, 01/18/14, Strike $65.00	(388,000)
	SPDR Gold Trust
6,280	Call, 10/20/12, Strike $155.00	(3,956,400)
800	Call, 08/18/12, Strike $152.00	(430,000)

		(4,774,400)

	Other (-1.1%)
	S & P 500 Index
1,600	Call, 09/22/12, Strike $1,380.00	(4,888,000)
1,600	Call, 10/20/12, Strike $1,375.00	(6,792,000)
1,200	Call, 09/22/12, Strike $1,375.00	(3,984,000)
875	Call, 11/17/12, Strike $1,400.00	(3,246,250)
800	Call, 09/28/12, Strike $1,400.00	(1,844,000)
500	Call, 12/22/12, Strike $1,425.00	(1,707,500)
500	Call, 12/22/12, Strike $1,400.00	(2,305,000)
300	Call, 11/17/12, Strike $1,375.00	(1,510,500)

		(26,277,250)

	TOTAL WRITTEN OPTIONS (Premium $27,873,797)	(33,380,900)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $154,790,308.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $140,238,257 or 5.7% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Blue Chip Fund, Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund (formerly High Yield Fund), and Market Neutral Income Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$5,749,039,756	$1,435,563,903	$(206,769,908)	$1,228,793,995
Value Fund	31,921,588	1,594,871	(594,059)	1,000,812
Blue Chip Fund	54,303,815	13,051,735	(2,174,784)	10,876,951
Discovery Growth Fund	33,111,712	4,602,375	(2,307,941)	2,294,434
International Growth Fund	811,131,576	72,320,497	(46,991,163)	25,329,334
Evolving World Growth Fund	320,429,477	22,438,658	(15,493,468)	6,945,190
Global Equity Fund	302,104,253	28,540,144	(15,552,257)	12,987,887
Growth and Income Fund	3,964,266,943	592,504,952	(164,627,662)	427,877,290
Global Growth and Income Fund	1,598,066,816	122,491,600	(76,319,805)	46,171,795
Convertible Fund	1,750,573,622	121,910,002	(43,768,548)	78,141,454
Total Return Bond Fund	219,111,110	12,029,780	(266,857)	11,762,923
High Income Fund	276,006,771	11,590,749	(3,222,700)	8,368,049
Market Neutral Income Fund	2,419,985,461	157,261,478	(86,867,700)	70,393,778

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$6,374,817,361	$201,134,616	$—	$6,575,951,977
Purchased Options	11,318,037			11,318,037
Short Term Investment	390,563,737			390,563,737
Forward Foreign Currency Contracts		126,977		126,977

Total	$6,776,699,135	$201,261,593	$—	$6,977,960,728

Liabilities:
Forward Foreign Currency Contracts	$—	$1,554,395	$—	$1,554,395

Total	$—	$1,554,395	$—	$1,554,395

	Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$30,886,705	$1,894,880	$—	$32,781,585
Purchased Options	140,400			140,400
Short Term Investment	415			415

Total	$31,027,520	$1,894,880	$—	$32,922,400

Liabilities:
Forward Foreign Currency Contracts	$—	$2,799	$—	$2,799

Total	$—	$2,799	$—	$2,799

	Blue Chip Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$58,491,252	$2,128,457	$—	$60,619,709
Purchased Options	101,640			101,640
Short Term Investment	4,459,417			4,459,417
Forward Foreign Currency Contracts		816		816

Total	$63,052,309	$2,129,273	$—	$65,181,582

Liabilities:
Forward Foreign Currency Contracts	$—	$26,908	$—	$26,908

Total	$—	$26,908	$—	$26,908

	Discovery Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$33,963,383	$—	$—	$33,963,383
Short Term Investment	1,442,763			1,442,763

Total	$35,406,146	$—	$—	$35,406,146

	International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$247,227,476	$528,630,137	$—	$775,857,613
Short Term Investment	60,603,297			60,603,297

Total	$307,830,773	$528,630,137	$—	$836,460,910

	Evolving World Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$68,383,154	$—	$68,383,154
Convertible Preferred Stocks	1,639,600			1,639,600
Common Stocks	101,354,842	135,601,422		236,956,264
Purchased Options	140,242			140,242
Short Term Investment	20,255,407			20,255,407

Total	$123,390,091	$203,984,576	$—	$327,374,667

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$183,321,771	$105,881,319	$—	$289,203,090
Purchased Options	412,527			412,527
Short Term Investment	25,476,523			25,476,523
Forward Foreign Currency Contracts		14,849		14,849

Total	$209,210,821	$105,896,168	$—	$315,106,989

Liabilities:
Forward Foreign Currency Contracts	$—	$601,228	$—	$601,228

Total	$—	$601,228	$—	$601,228

	Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$1,388,637,026	$—	$1,388,637,026
Synthetic Convertible Securities (Corporate Bonds)		236,996,215		236,996,215
Synthetic Convertible Securities (Sovereign Bonds)		444,153,397		444,153,397
Synthetic Convertible Securities (Purchased Options)	6,636,787			6,636,787
Convertible Preferred Stocks	170,292,640	97,953,000		268,245,640
Common Stocks	1,884,679,482	55,507,579		1,940,187,061
Purchased Options	9,918,900			9,918,900
Short Term Investment	97,369,207			97,369,207

Total	$2,168,897,016	$2,223,247,217	$—	$4,392,144,233

Liabilities:
Written Options	$4,823,350	$—	$—	$4,823,350
Forward Foreign Currency Contracts		606,120		606,120

Total	$4,823,350	$606,120	$—	$5,429,470

	Global Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$550,668,146	$—	$550,668,146
Synthetic Convertible Securities (Corporate Bonds)		52,079,883		52,079,883
Synthetic Convertible Securities (Sovereign Bonds)		175,879,619		175,879,619
Synthetic Convertible Securities (Purchased Options)	3,092,213			3,092,213
Convertible Preferred Stocks	15,229,980	28,101,125		43,331,105
Common Stocks	334,550,201	405,775,887		740,326,088
Short Term Investment	78,861,557			78,861,557
Forward Foreign Currency Contracts		27,623		27,623

Total	$431,733,951	$1,212,532,283	$—	$1,644,266,234

Liabilities:
Forward Foreign Currency Contracts	$—	$3,444,155	$—	$3,444,155

Total	$—	$3,444,155	$—	$3,444,155

	Convertible Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$1,104,646,563	$—	$1,104,646,563
Synthetic Convertible Securities (Corporate Bonds)		34,733,017		34,733,017
Synthetic Convertible Securities (Sovereign Bonds)		228,116,720		228,116,720
Synthetic Convertible Securities (Purchased Options)	22,333,772			22,333,772
Convertible Preferred Stocks	65,324,800	63,228,485		128,553,285
Common Stocks	231,591,500	21,189,586		252,781,086
Purchased Options	1,570,150			1,570,150
Short Term Investment	55,980,483			55,980,483

Total	$376,800,705	$1,451,914,371	$—	$1,828,715,076

Liabilities:
Written Options	$685,100	$—	$—	$685,100
Forward Foreign Currency Contracts		571,389		571,389

Total	$685,100	$571,389	$—	$1,256,489

	Total Return Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$142,403,806	$—	$142,403,806
Convertible Bonds		1,056,250		1,056,250
Sovereign Bonds		44,978,843		44,978,843
U.S. Government and Agency Securities		26,179,132		26,179,132
Residential Mortgage Backed Securities		7,883,125		7,883,125
Short Term Investment	8,372,877			8,372,877

Total	$8,372,877	$222,501,156	$—	$230,874,033

	High Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$256,025,737	$—	$256,025,737
Sovereign Bonds		3,908,448		3,908,448
Convertible Preferred Stocks	3,157,050	8,127,750		11,284,800
Short Term Investment	13,155,835			13,155,835

Total	$16,312,885	$268,061,935	$—	$284,374,820

	Market Neutral Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$627,154,815	$—	$627,154,815
Synthetic Convertible Securities (Corporate Bonds)		212,802,434		212,802,434
Synthetic Convertible Securities (Sovereign Bonds)		233,552,048		233,552,048
Synthetic Convertible Securities (Purchased Options)	4,737,500			4,737,500
Common Stocks	1,181,449,479			1,181,449,479
Purchased Options	2,724,540			2,724,540
Short Term Investment	227,958,423			227,958,423

Total	$1,416,869,942	$1,073,509,297	$—	$2,490,379,239

Liabilities:
Common Stocks Sold Short	$252,346,526	$—	$—	$252,346,526
Written Options	33,380,900			33,380,900

Total	$285,727,426	$—	$—	$285,727,426

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012